AST T. ROWE PRICE DIVERSIFIED REAL GROWTH PORTFOLIO
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
	Shares	Value
Long-Term Investments — 97.3%
Common Stocks — 73.9%
Aerospace & Defense — 1.0%
Airbus SE (France)*	2,012	$243,271
Astrotech Corp.*	1,613	1,163
Axon Enterprise, Inc.*	175	24,103
BWX Technologies, Inc.	360	19,389
CAE, Inc. (Canada)*	648	16,867
Dassault Aviation SA (France)	1,558	246,691
HEICO Corp. (Class A Stock)	117	14,839
Howmet Aerospace, Inc.	2,088	75,043
L3Harris Technologies, Inc.	804	199,770
Leonardo SpA (Italy)*	6,362	63,215
Mercury Systems, Inc.*	233	15,017
Montana Aerospace AG (Germany), 144A*	920	16,199
Northrop Grumman Corp.	357	159,657
Rolls-Royce Holdings PLC (United Kingdom)*	53,422	70,856
Spirit AeroSystems Holdings, Inc. (Class A Stock)	570	27,867
Thales SA (France)	2,674	336,283
VirTra, Inc.*	1,807	11,023
		1,541,253
Air Freight & Logistics — 0.4%
Deutsche Post AG (Germany)	800	38,230
GXO Logistics, Inc.*	305	21,759
United Parcel Service, Inc. (Class B Stock)	2,335	500,764
		560,753
Airlines — 0.0%
Air Arabia PJSC (United Arab Emirates)	28,210	12,336
Allegiant Travel Co.*	58	9,419
JetBlue Airways Corp.*	1,019	15,234
Spirit Airlines, Inc.*	719	15,724
Wizz Air Holdings PLC (Switzerland), 144A*	533	19,948
		72,661
Auto Components — 0.4%
Autel Intelligent Technology Corp. Ltd. (China) (Class A Stock)	2,930	17,868
Autoliv, Inc. (Sweden)	380	29,047
Bridgestone Corp. (Japan)	1,300	50,304
CIE Automotive SA (Spain)	453	10,311
Dorman Products, Inc.*	232	22,047
Faurecia SE (France)	1,048	27,060
Fuyao Glass Industry Group Co. Ltd. (China) (Class A Stock)	8,050	44,868
Goodyear Tire & Rubber Co. (The)*	851	12,161
Huayu Automotive Systems Co. Ltd. (China) (Class A Stock)	19,900	62,158
Kendrion NV (Netherlands)	240	5,144
Lear Corp.	171	24,383
Magna International, Inc. (Canada)	691	44,438
	Shares	Value
Common Stocks (continued)
Auto Components (cont’d.)
Musashi Seimitsu Industry Co. Ltd. (Japan)	1,300	$16,001
NGK Spark Plug Co. Ltd. (Japan)	900	14,503
Nifco, Inc. (Japan)	400	9,068
Nippon Seiki Co. Ltd. (Japan)	1,400	9,781
Stanley Electric Co. Ltd. (Japan)	4,700	88,765
Toyo Tire Corp. (Japan)	1,500	19,056
Veoneer, Inc. (Sweden)*	552	20,396
Zhejiang Shuanghuan Driveline Co. Ltd. (China) (Class A Stock)	8,700	28,221
		555,580
Automobiles — 0.8%
Knaus Tabbert AG (Germany)	215	10,795
Li Auto, Inc. (China), ADR*	460	11,873
Lucid Group, Inc.*(a)	508	12,903
Maruti Suzuki India Ltd. (India)	838	83,305
Mercedes-Benz Group AG (Germany)	1,170	81,914
Rivian Automotive, Inc. (Class A Stock)*(a)	1,815	91,185
Stellantis NV	4,101	66,520
Suzuki Motor Corp. (Japan)	1,600	54,779
Tesla, Inc.*	619	667,034
Toyota Motor Corp. (Japan)	10,400	187,920
		1,268,228
Banks — 3.3%
Al Rajhi Bank (Saudi Arabia)	1,040	44,435
Axis Bank Ltd. (India)*	11,864	118,534
Banco Comercial Portugues SA (Portugal) (Class R Stock)*	132,115	25,122
Banco Santander Chile (Chile), ADR	1,738	39,261
Bank Central Asia Tbk PT (Indonesia)	326,200	181,373
Bank of America Corp.	21,355	880,253
BankUnited, Inc.	897	39,432
BAWAG Group AG (Austria), 144A*	2,770	140,194
BNP Paribas SA (France)	2,311	131,873
Capitec Bank Holdings Ltd. (South Africa)	574	91,684
City Holding Co.	395	31,087
Commerce Bancshares, Inc.	84	6,014
Credicorp Ltd. (Peru)	170	29,218
East West Bancorp, Inc.	626	49,467
Enterprise Financial Services Corp.	669	31,650
Erste Group Bank AG (Austria)	2,102	76,492
FinecoBank Banca Fineco SpA (Italy)	1,897	28,810
First Abu Dhabi Bank PJSC (United Arab Emirates)	11,394	73,181
First Citizens BancShares, Inc. (Class A Stock)	41	27,290
First Financial Bankshares, Inc.(a)	416	18,354
Grupo Financiero Banorte SAB de CV (Mexico) (Class O Stock)	8,500	64,026
HDFC Bank Ltd. (India)	4,766	92,033
Home BancShares, Inc.	1,471	33,245
HSBC Holdings PLC (United Kingdom)	14,906	102,185
ICICI Bank Ltd. (India), ADR	3,349	63,430
ING Groep NV (Netherlands)	17,512	183,336
A1

AST T. ROWE PRICE DIVERSIFIED REAL GROWTH PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
	Shares	Value
Common Stocks (continued)
Banks (cont’d.)
JPMorgan Chase & Co.	6,196	$844,639
KBC Group NV (Belgium)	962	69,134
Komercni Banka A/S (Czech Republic)	821	31,718
Kotak Mahindra Bank Ltd. (India)	6,025	138,796
Lloyds Banking Group PLC (United Kingdom)	147,942	90,758
Mitsubishi UFJ Financial Group, Inc. (Japan)	16,000	98,447
National Bank of Canada (Canada)	931	71,366
OTP Bank Nyrt (Hungary)*	2,296	83,797
Pacific Premier Bancorp, Inc.	932	32,946
Pinnacle Financial Partners, Inc.	465	42,817
Popular, Inc. (Puerto Rico)	586	47,900
Powszechna Kasa Oszczednosci Bank Polski SA (Poland)*	2,985	28,103
Prosperity Bancshares, Inc.	124	8,603
Qatar National Bank QPSC (Qatar)	12,127	76,825
Saudi National Bank (The) (Saudi Arabia)	3,244	61,242
Silvergate Capital Corp. (Class A Stock)*	136	20,478
SouthState Corp.(a)	428	34,921
Standard Chartered PLC (United Kingdom)	4,087	27,111
Swedbank AB (Sweden) (Class A Stock)	9,214	137,078
TCS Group Holding PLC (Russia), GDR^	281	—
UniCredit SpA (Italy)	3,610	38,744
United Overseas Bank Ltd. (Singapore)	4,900	114,957
Washington Trust Bancorp, Inc.	601	31,552
Webster Financial Corp.	754	42,314
Wells Fargo & Co.	4,837	234,401
WesBanco, Inc.	926	31,817
Western Alliance Bancorp	824	68,244
		5,110,687
Beverages — 1.1%
Asahi Group Holdings Ltd. (Japan)	1,900	68,986
Boston Beer Co., Inc. (The) (Class A Stock)*	29	11,266
Budweiser Brewing Co. APAC Ltd. (China), 144A	28,000	74,029
Coca-Cola Co. (The)	9,460	586,520
Diageo PLC (United Kingdom)	1,522	77,057
Heineken NV (Netherlands)	388	36,955
Keurig Dr. Pepper, Inc.	12,385	469,391
Kirin Holdings Co. Ltd. (Japan)	3,500	52,302
Kweichow Moutai Co. Ltd. (China) (Class A Stock)	200	53,765
PepsiCo, Inc.	1,489	249,229
Treasury Wine Estates Ltd. (Australia)	6,370	54,880
Tsingtao Brewery Co. Ltd. (China) (Class H Stock)	2,000	15,784
		1,750,164
Biotechnology — 1.3%
AbbVie, Inc.	7,103	1,151,467
	Shares	Value
Common Stocks (continued)
Biotechnology (cont’d.)
Abcam PLC (United Kingdom)*	2,214	$40,003
ACADIA Pharmaceuticals, Inc.*	699	16,930
Agios Pharmaceuticals, Inc.*	458	13,332
Alkermes PLC*	1,029	27,073
Alnylam Pharmaceuticals, Inc.*	307	50,130
Anavex Life Sciences Corp.*	923	11,362
Apellis Pharmaceuticals, Inc.*	273	13,871
Arcturus Therapeutics Holdings, Inc.*	204	5,500
Argenx SE (Netherlands), ADR*	141	44,459
Arrowhead Pharmaceuticals, Inc.*	347	15,959
Atara Biotherapeutics, Inc.*	698	6,484
BioMarin Pharmaceutical, Inc.*	429	33,076
Blueprint Medicines Corp.*	288	18,397
Eagle Pharmaceuticals, Inc.*	271	13,412
Exact Sciences Corp.*	283	19,787
Exelixis, Inc.*	802	18,181
Fate Therapeutics, Inc.*	353	13,686
Genmab A/S (Denmark)*	183	66,654
Genus PLC (United Kingdom)	549	20,371
Global Blood Therapeutics, Inc.*	388	13,440
Heron Therapeutics, Inc.*	1,546	8,843
Horizon Therapeutics PLC*	520	54,709
IGM Biosciences, Inc.*	26	695
Insmed, Inc.*	636	14,946
Intellia Therapeutics, Inc.*	155	11,264
Ionis Pharmaceuticals, Inc.*	476	17,631
Ligand Pharmaceuticals, Inc.*	35	3,937
Mirati Therapeutics, Inc.*	153	12,580
MorphoSys AG (Germany)*	98	2,674
Neurocrine Biosciences, Inc.*	297	27,844
Novavax, Inc.*	126	9,280
OPKO Health, Inc.*	2,961	10,186
REGENXBIO, Inc.*	508	16,861
Sarepta Therapeutics, Inc.*	163	12,734
Scholar Rock Holding Corp.*	347	4,473
Seagen, Inc.*	226	32,555
Spectrum Pharmaceuticals, Inc.*	13,720	17,699
TG Therapeutics, Inc.*	478	4,546
Ultragenyx Pharmaceutical, Inc.*	510	37,036
United Therapeutics Corp.*	149	26,732
Xencor, Inc.*	659	17,582
Zealand Pharma A/S (Denmark)*	658	10,168
		1,968,549
Building Products — 0.3%
Assa Abloy AB (Sweden) (Class B Stock)	2,186	59,055
Astral Ltd. (India)	956	25,459
Blue Star Ltd. (India)	1,092	15,188
Carel Industries SpA (Italy), 144A	1,786	45,579
Carlisle Cos., Inc.	77	18,936
Daikin Industries Ltd. (Japan)	200	36,376
Genuit Group PLC (United Kingdom)	2,563	16,559
Gibraltar Industries, Inc.*	241	10,351
Guangdong Kinlong Hardware Products Co. Ltd. (China) (Class A Stock)	1,300	21,814
Nitto Boseki Co. Ltd. (Japan)	300	6,899
Owens Corning	352	32,208

A2

AST T. ROWE PRICE DIVERSIFIED REAL GROWTH PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
	Shares	Value
Common Stocks (continued)
Building Products (cont’d.)
ROCKWOOL International A/S (Denmark) (Class B Stock)	46	$15,236
Sanwa Holdings Corp. (Japan)	1,800	18,236
Trex Co., Inc.*	435	28,419
UFP Industries, Inc.	401	30,941
Zurn Water Solutions Corp.	768	27,187
		408,443
Capital Markets — 2.7%
Affiliated Managers Group, Inc.	47	6,625
AJ Bell PLC (United Kingdom)	2,559	10,250
Ares Management Corp. (Class A Stock)	126	10,235
Avanza Bank Holding AB (Sweden)	935	23,946
B3 SA - Brasil Bolsa Balcao (Brazil)	29,700	97,876
Blackstone, Inc.	1,130	143,442
Bridgepoint Group PLC (United Kingdom), 144A*	8,121	37,982
Charles Schwab Corp. (The)	11,285	951,438
CME Group, Inc.	1,601	380,814
Coinbase Global, Inc. (Class A Stock)*	38	7,215
Deutsche Boerse AG (Germany)	629	112,897
flatexDEGIRO AG (Germany)*	1,202	24,222
Goldman Sachs Group, Inc. (The)	701	231,400
HDFC Asset Management Co. Ltd. (India), 144A	745	21,045
Hong Kong Exchanges & Clearing Ltd. (Hong Kong)	500	23,464
Intermediate Capital Group PLC (United Kingdom)	1,866	43,530
Investec PLC (United Kingdom)	6,438	42,769
Julius Baer Group Ltd. (Switzerland)	2,842	164,527
KKR & Co., Inc.	1,223	71,509
Lazard Ltd. (Class A Stock)	556	19,182
London Stock Exchange Group PLC (United Kingdom)	2,419	253,842
LPL Financial Holdings, Inc.	118	21,556
Molten Ventures PLC (United Kingdom)*	4,104	42,110
Morgan Stanley	3,565	311,581
Moscow Exchange MICEX-RTS PJSC (Russia)^	4,490	—
MSCI, Inc.	41	20,618
Ninety One PLC (United Kingdom)	1,360	4,534
Partners Group Holding AG (Switzerland)	54	66,959
S&P Global, Inc.	526	215,755
Saudi Tadawul Group Holding Co. (Saudi Arabia)*	593	30,201
SEI Investments Co.	305	18,364
State Street Corp.	3,042	265,019
StepStone Group, Inc. (Class A Stock)	551	18,216
Tikehau Capital SCA (France)	613	16,470
TMX Group Ltd. (Canada)	1,468	150,986
Tradeweb Markets, Inc. (Class A Stock)	392	34,445
UBS Group AG (Switzerland)	5,547	108,333
Van Lanschot Kempen NV (Netherlands)	486	12,920
	Shares	Value
Common Stocks (continued)
Capital Markets (cont’d.)
Virtus Investment Partners, Inc.	114	$27,359
XP, Inc. (Brazil) (Class A Stock)*	4,182	125,878
		4,169,514
Chemicals — 1.9%
Air Liquide SA (France)	355	62,086
Air Products & Chemicals, Inc.	452	112,959
Akzo Nobel NV (Netherlands)	3,056	263,595
Albemarle Corp.	784	173,382
Asian Paints Ltd. (India)	321	13,024
BASF SE (Germany)	920	52,410
CF Industries Holdings, Inc.	417	42,976
Chemours Co. (The)	716	22,540
Covestro AG (Germany), 144A	1,151	58,055
Croda International PLC (United Kingdom)	319	33,044
Denka Co. Ltd. (Japan)	200	5,541
DIC Corp. (Japan)	2,600	53,107
Element Solutions, Inc.	902	19,754
Ferro Corp.*	642	13,957
Fine Organic Industries Ltd. (India)	120	6,346
FMC Corp.	477	62,759
GCP Applied Technologies, Inc.*	415	13,039
Hexpol AB (Sweden)	1,055	10,266
Huntsman Corp.	1,108	41,561
Incitec Pivot Ltd. (Australia)	11,231	31,663
Ingevity Corp.*	355	22,745
International Flavors & Fragrances, Inc.	2,007	263,579
Kansai Paint Co. Ltd. (Japan)	1,500	24,092
Koninklijke DSM NV (Netherlands)	359	64,297
LG Chem Ltd. (South Korea)	118	51,409
Linde PLC (United Kingdom) (NYSE)	1,741	556,128
Linde PLC (United Kingdom) (XETR)	393	125,509
Nippon Sanso Holdings Corp. (Japan)	1,400	26,568
Nippon Shokubai Co. Ltd. (Japan)	800	34,688
Nippon Soda Co. Ltd. (Japan)	800	21,987
Nutrien Ltd. (Canada)	1,465	152,345
Quaker Chemical Corp.	37	6,394
RPM International, Inc.	1,662	135,353
Sakata INX Corp. (Japan)	2,000	15,801
Sherwin-Williams Co. (The)	988	246,625
Shin-Etsu Chemical Co. Ltd. (Japan)	100	15,253
Sika AG (Switzerland)	59	19,510
Sociedad Quimica y Minera de Chile SA (Chile), ADR	752	64,371
Sumitomo Seika Chemicals Co. Ltd. (Japan)	300	7,601
Valvoline, Inc.	1,239	39,103
Victrex PLC (United Kingdom)	792	18,954
		3,004,376
Commercial Services & Supplies — 0.5%
Brady Corp. (Class A Stock)	104	4,812
Cintas Corp.	138	58,704
CoreCivic, Inc.*	1,052	11,751
Downer EDI Ltd. (Australia)	18,545	74,076
IAA, Inc.*	420	16,065
KAR Auction Services, Inc.*	1,171	21,137

A3

AST T. ROWE PRICE DIVERSIFIED REAL GROWTH PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
	Shares	Value
Common Stocks (continued)
Commercial Services & Supplies (cont’d.)
MSA Safety, Inc.	47	$6,237
Republic Services, Inc.	942	124,815
SPIE SA (France)	1,191	28,178
Stericycle, Inc.*	533	31,404
UniFirst Corp.	33	6,081
Waste Connections, Inc.	2,860	399,542
		782,802
Communications Equipment — 0.2%
Bluescape Opportunities Acquisition Corp., UTS*	138	1,381
CommScope Holding Co., Inc.*	1,524	12,009
Genasys, Inc.*	2,347	6,454
Lumentum Holdings, Inc.*	239	23,327
Motorola Solutions, Inc.	628	152,102
Viavi Solutions, Inc.*	2,162	34,765
Zhongji Innolight Co. Ltd. (China) (Class A Stock)	3,348	16,581
		246,619
Construction & Engineering — 0.1%
Arcosa, Inc.	388	22,213
Dycom Industries, Inc.*	260	24,768
NV5 Global, Inc.*	198	26,393
Quanta Services, Inc.	145	19,083
Valmont Industries, Inc.	136	32,450
Voltas Ltd. (India)	4,796	78,671
WillScot Mobile Mini Holdings Corp.*	286	11,191
		214,769
Construction Materials — 0.2%
HeidelbergCement AG (Germany)	714	40,567
Martin Marietta Materials, Inc.	335	128,938
Taiheiyo Cement Corp. (Japan)	3,400	56,006
Vulcan Materials Co.	377	69,255
		294,766
Consumer Finance — 0.2%
Aiful Corp. (Japan)	9,500	27,748
Ally Financial, Inc.	531	23,088
American Express Co.	537	100,419
CreditAccess Grameen Ltd. (India)*	967	10,837
Funding Circle Holdings PLC (United Kingdom), 144A*	9,089	8,784
Green Dot Corp. (Class A Stock)*	392	10,772
PROG Holdings, Inc.*	170	4,891
Shriram Transport Finance Co. Ltd. (India)	4,114	61,349
SLM Corp.	1,491	27,375
SoFi Technologies, Inc.*	900	8,505
Upstart Holdings, Inc.*(a)	378	41,236
		325,004
Containers & Packaging — 0.5%
Amcor PLC, CDI	5,414	61,324
Ardagh Metal Packaging SA*	784	6,374
Avery Dennison Corp.	945	164,402
	Shares	Value
Common Stocks (continued)
Containers & Packaging (cont’d.)
Ball Corp.	2,307	$207,630
Berry Global Group, Inc.*	395	22,894
Crown Holdings, Inc.	285	35,651
International Paper Co.	772	35,628
Mayr Melnhof Karton AG (Austria)	163	29,055
Packaging Corp. of America	467	72,903
Pactiv Evergreen, Inc.	831	8,360
Sealed Air Corp.	1,867	125,014
Verallia SA (France), 144A	889	21,187
Westrock Co.	1,211	56,953
		847,375
Distributors — 0.0%
Educational Development Corp.	1,017	7,882
PALTAC Corp. (Japan)	300	11,120
Weyco Group, Inc.	670	16,562
		35,564
Diversified Consumer Services — 0.1%
2U, Inc.*	918	12,191
Arco Platform Ltd. (Brazil) (Class A Stock)*	730	15,403
Benesse Holdings, Inc. (Japan)	1,200	22,034
Bright Horizons Family Solutions, Inc.*	188	24,946
Frontdoor, Inc.*	341	10,179
IDP Education Ltd. (Australia)	784	18,362
Service Corp. International	359	23,629
Strategic Education, Inc.	167	11,085
Terminix Global Holdings, Inc.*	495	22,587
WW International, Inc.*	733	7,499
		167,915
Diversified Financial Services — 0.2%
Apollo Global Management, Inc.	573	35,520
Banca Mediolanum SpA (Italy)	9,191	78,325
Equitable Holdings, Inc.	1,039	32,115
FirstRand Ltd. (South Africa)	13,628	71,953
Hypoport SE (Germany)*	35	13,200
ORIX Corp. (Japan)	4,900	97,352
Syncona Ltd.*	4,606	9,632
Tokyo Century Corp. (Japan)	200	7,285
Voya Financial, Inc.	529	35,099
		380,481
Diversified Telecommunication Services — 0.6%
Anterix, Inc.*	453	26,229
ATN International, Inc.	383	15,274
Cellnex Telecom SA (Spain), 144A	320	15,383
Deutsche Telekom AG (Germany)	12,542	234,870
Helios Towers PLC (Tanzania)*	10,365	15,694
Indus Towers Ltd. (India)*	13,918	40,687
KT Corp. (South Korea)	407	11,948
KT Corp. (South Korea), ADR*	3,556	50,993
Liberty Global PLC (United Kingdom) (Class C Stock)*	746	19,329
Liberty Latin America Ltd. (Chile) (Class A Stock)*	971	9,419

A4

AST T. ROWE PRICE DIVERSIFIED REAL GROWTH PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
	Shares	Value
Common Stocks (continued)
Diversified Telecommunication Services (cont’d.)
Liberty Latin America Ltd. (Chile) (Class C Stock)*	1,166	$11,182
Nippon Telegraph & Telephone Corp. (Japan)	11,500	334,158
Sarana Menara Nusantara Tbk PT (Indonesia)	1,022,300	76,125
Telefonica Deutschland Holding AG (Germany)	309	842
V-Cube, Inc. (Japan)	1,100	8,141
		870,274
Electric Utilities — 1.6%
American Electric Power Co., Inc.	2,930	292,326
EDP - Energias do Brasil SA (Brazil)	12,042	59,640
Enel SpA (Italy)	19,835	132,472
Hawaiian Electric Industries, Inc.	650	27,502
Iberdrola SA (Spain)	11,999	131,086
IDACORP, Inc.	201	23,187
NextEra Energy, Inc.	7,830	663,279
Otter Tail Corp.	557	34,813
PG&E Corp.*	11,642	139,005
Southern Co. (The)	8,319	603,211
Via Renewables, Inc.	814	6,707
Xcel Energy, Inc.	4,800	346,416
		2,459,644
Electrical Equipment — 0.5%
Hongfa Technology Co. Ltd. (China) (Class A Stock)	5,591	41,463
Hubbell, Inc.	584	107,322
Idec Corp. (Japan)	700	14,653
Legrand SA (France)	190	18,060
Mabuchi Motor Co. Ltd. (Japan)	300	9,361
Mitsubishi Electric Corp. (Japan)	6,000	69,003
NARI Technology Co. Ltd. (China) (Class A Stock)	13,400	66,033
Ocean’s King Lighting Science & Technology Co. Ltd. (China) (Class A Stock)	5,911	13,784
Plug Power, Inc.*	1,339	38,309
Polycab India Ltd. (India)	657	20,454
Prysmian SpA (Italy)	1,796	61,051
Regal Rexnord Corp.	52	7,737
Rockwell Automation, Inc.	118	33,043
Schneider Electric SE	171	28,711
Sensata Technologies Holding PLC*	796	40,477
Shenzhen Megmeet Electrical Co. Ltd. (China) (Class A Stock)	4,900	17,763
Shoals Technologies Group, Inc. (Class A Stock)*(a)	1,460	24,878
Signify NV (Netherlands), 144A	1,304	60,675
Thermon Group Holdings, Inc.*	1,300	21,060
Vicor Corp.*	277	19,542
		713,379
Electronic Equipment, Instruments & Components — 0.5%
Amphenol Corp. (Class A Stock)	1,549	116,717
	Shares	Value
Common Stocks (continued)
Electronic Equipment, Instruments & Components (cont’d.)
Chroma ATE, Inc. (Taiwan)	2,000	$12,481
Cognex Corp.	541	41,738
Coherent, Inc.*	159	43,464
Corning, Inc.	720	26,575
Daiwabo Holdings Co. Ltd. (Japan)	1,800	24,189
Horiba Ltd. (Japan)	200	10,910
Littelfuse, Inc.	155	38,659
Murata Manufacturing Co. Ltd. (Japan)	1,300	85,917
National Instruments Corp.	756	30,686
Nippon Ceramic Co. Ltd. (Japan)	300	5,987
Novanta, Inc.*	146	20,774
Renishaw PLC (United Kingdom)	357	18,001
RF Industries Ltd.*	1,499	10,808
Sensirion Holding AG (Switzerland), 144A*	85	10,471
Shimadzu Corp. (Japan)	1,400	48,213
Sunny Optical Technology Group Co. Ltd. (China)	1,400	22,326
Taiyo Yuden Co. Ltd. (Japan)	300	13,518
TE Connectivity Ltd. (Switzerland)	1,342	175,775
Unimicron Technology Corp. (Taiwan)	4,000	34,450
		791,659
Energy Equipment & Services — 0.4%
Baker Hughes Co.	6,897	251,120
Cactus, Inc. (Class A Stock)	492	27,916
ChampionX Corp.*	802	19,633
Enerflex Ltd. (Canada)	1,880	12,046
ENGlobal Corp.*	7,912	10,286
Halliburton Co.	3,215	121,752
Modec, Inc. (Japan)	1,000	10,414
Nabors Industries Ltd.*	214	32,682
Oceaneering International, Inc.*	1,849	28,031
TechnipFMC PLC (United Kingdom)*	4,843	37,533
U.S. Well Services, Inc.*	4,581	5,039
Worley Ltd. (Australia)	8,211	78,712
		635,164
Entertainment — 0.6%
AMC Entertainment Holdings, Inc. (Class A Stock)*(a)	505	12,443
CTS Eventim AG & Co. KGaA (Germany)*	405	27,520
Frontier Developments PLC (United Kingdom)*	656	10,746
Liberty Media Corp.-Liberty Formula One (Class C Stock) *	1,644	114,817
Live Nation Entertainment, Inc.*	843	99,170
Netflix, Inc.*	532	199,282
Roku, Inc.*	213	26,682
Sea Ltd. (Taiwan), ADR*	1,609	192,742
Spotify Technology SA*	227	34,282
Walt Disney Co. (The)*	1,616	221,651
Warner Music Group Corp. (Class A Stock)	210	7,948
World Wrestling Entertainment, Inc. (Class A Stock)	329	20,543

A5

AST T. ROWE PRICE DIVERSIFIED REAL GROWTH PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
	Shares	Value
Common Stocks (continued)
Entertainment (cont’d.)
Zynga, Inc. (Class A Stock)*	1,750	$16,170
		983,996
Equity Real Estate Investment Trusts (REITs) — 3.7%
Acadia Realty Trust	4,306	93,311
Alexandria Real Estate Equities, Inc.	700	140,875
American Campus Communities, Inc.	2,430	136,007
American Homes 4 Rent (Class A Stock)	393	15,732
American Tower Corp.	846	212,532
Apartment Income REIT Corp.	1,155	61,746
Apple Hospitality REIT, Inc.	4,559	81,925
Ashford Hospitality Trust, Inc.*	1,162	11,852
AvalonBay Communities, Inc.	614	152,499
Big Yellow Group PLC (United Kingdom)	609	12,355
Camden Property Trust	1,153	191,629
Canadian Apartment Properties REIT (Canada)	298	12,789
CapitaLand Integrated Commercial Trust (Singapore)	10,000	16,545
Centerspace	309	30,319
Crown Castle International Corp.	639	117,959
CubeSmart	2,785	144,904
Daiwa House Logistics Trust (Singapore)*	18,000	11,228
Daiwa Office Investment Corp. (Japan)	3	18,631
Derwent London PLC (United Kingdom)	1,338	56,365
Digital Core REIT Management Pte Ltd. (Singapore)*	23,400	25,970
Diversified Healthcare Trust	4,695	15,024
Douglas Emmett, Inc.	3,122	104,337
EastGroup Properties, Inc.	454	92,289
Equinix, Inc.	456	338,179
Equity LifeStyle Properties, Inc.	2,762	211,238
Equity Residential	4,630	416,330
Essex Property Trust, Inc.	432	149,247
Federal Realty Investment Trust	258	31,494
Gecina SA (France)	64	8,070
Getty Realty Corp.	859	24,585
Goodman Group (Australia)	1,865	31,661
Great Portland Estates PLC (United Kingdom)	8,890	83,839
Healthcare Realty Trust, Inc.	1,003	27,562
Healthcare Trust of America, Inc. (Class A Stock)	1,152	36,104
Host Hotels & Resorts, Inc.	1,881	36,548
Industrial & Infrastructure Fund Investment Corp. (Japan)	14	21,230
Inmobiliaria Colonial Socimi SA (Spain)	3,709	33,690
Invitation Homes, Inc.	868	34,876
JBG SMITH Properties	777	22,704
Kilroy Realty Corp.	1,050	80,241
Kimco Realty Corp.	2,956	73,013
Medical Properties Trust, Inc.	973	20,569
Mitsui Fudosan Logistics Park, Inc. (Japan)	4	18,886
	Shares	Value
Common Stocks (continued)
Equity Real Estate Investment Trusts (REITs) (cont’d.)
National Health Investors, Inc.	400	$23,604
National Retail Properties, Inc.	890	39,997
Omega Healthcare Investors, Inc.	655	20,410
Pebblebrook Hotel Trust	2,636	64,529
Prologis, Inc.	4,797	774,620
PS Business Parks, Inc.	325	54,626
Public Storage	570	222,460
Rayonier, Inc.	473	19,450
Regency Centers Corp.	1,037	73,980
Rexford Industrial Realty, Inc.	1,621	120,910
RLJ Lodging Trust	2,148	30,244
RPT Realty	2,659	36,614
Ryman Hospitality Properties, Inc.*	337	31,263
SBA Communications Corp.	118	40,604
Scentre Group (Australia)	12,585	28,560
Simon Property Group, Inc.	558	73,410
SL Green Realty Corp.(a)	503	40,834
Summit Industrial Income REIT (Canada)	2,664	46,923
Sun Communities, Inc.	266	46,627
Terreno Realty Corp.	1,047	77,530
UNITE Group PLC (The) (United Kingdom)	724	10,978
Urban Edge Properties	1,947	37,188
Ventas, Inc.	284	17,540
VICI Properties, Inc.	1,226	34,892
Vornado Realty Trust	278	12,599
Welltower, Inc.	2,054	197,472
WP Carey, Inc.	399	32,255
		5,667,008
Food & Staples Retailing — 1.0%
Clicks Group Ltd. (South Africa)	1,624	34,322
Costco Wholesale Corp.	225	129,566
CP ALL PCL (Thailand)	80,100	156,363
Jeronimo Martins SGPS SA (Portugal)	3,351	80,394
MatsukiyoCocokara & Co. (Japan)	1,900	67,127
Nahdi Medical Co. (Saudi Arabia)*	1,176	48,589
Ocado Group PLC (United Kingdom)*	2,196	33,664
Performance Food Group Co.*	529	26,931
President Chain Store Corp. (Taiwan)	3,000	27,479
PriceSmart, Inc.	168	13,250
Raia Drogasil SA (Brazil)	11,649	58,575
Rite Aid Corp.*	484	4,235
Seven & i Holdings Co. Ltd. (Japan)	2,700	128,397
Shop Apotheke Europe NV (Netherlands), 144A*	582	53,057
Shoprite Holdings Ltd. (South Africa)	1,451	23,425
SpartanNash Co.	679	22,400
Sprouts Farmers Market, Inc.*	849	27,151
Wal-Mart de Mexico SAB de CV (Mexico)	12,000	49,177
Walmart, Inc.	4,137	616,082
X5 Retail Group NV (Russia), GDR^	1,420	—
		1,600,184
Food Products — 0.9%
Bakkafrost P/F (Faroe Islands)	221	14,875

A6

AST T. ROWE PRICE DIVERSIFIED REAL GROWTH PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
	Shares	Value
Common Stocks (continued)
Food Products (cont’d.)
Barry Callebaut AG (Switzerland)	28	$65,575
Beyond Meat, Inc.*	190	9,179
Bunge Ltd.	481	53,300
Darling Ingredients, Inc.*	2,049	164,699
Edita Food Industries SAE (Egypt), 144A, GDR	158	325
Edita Food Industries SAE (Egypt), GDR	882	1,812
Freshpet, Inc.*	105	10,777
Ingredion, Inc.	251	21,875
Lotus Bakeries NV (Belgium)	1	5,228
McCormick & Co., Inc.	563	56,187
Mondelez International, Inc. (Class A Stock)	7,718	484,536
Nestle SA (Switzerland)	2,536	329,266
Post Holdings, Inc.*	60	4,156
Sanderson Farms, Inc.	66	12,374
Simply Good Foods Co. (The)*	618	23,453
Tingyi Cayman Islands Holding Corp. (China)	12,000	20,180
TreeHouse Foods, Inc.*	502	16,194
Universal Robina Corp. (Philippines)	10,330	24,170
		1,318,161
Gas Utilities — 0.2%
Atmos Energy Corp.(a)	889	106,226
China Resources Gas Group Ltd. (China)	6,000	25,342
ENN Energy Holdings Ltd. (China)	2,700	40,348
National Fuel Gas Co.	353	24,251
ONE Gas, Inc.	216	19,060
Southwest Gas Holdings, Inc.	258	20,199
		235,426
Health Care Equipment & Supplies — 2.0%
Abbott Laboratories	902	106,761
Alcon, Inc. (Switzerland)	1,347	106,699
Align Technology, Inc.*	67	29,212
Ambu A/S (Denmark) (Class B Stock)	854	12,599
Axogen, Inc.*	1,477	11,727
Becton, Dickinson & Co.	3,226	858,116
BioMerieux (France)	79	8,423
Cerus Corp.*	2,805	15,400
Cochlear Ltd. (Australia)	152	25,497
Cooper Cos., Inc. (The)	142	59,298
DiaSorin SpA (Italy)	361	56,513
Eiken Chemical Co. Ltd. (Japan)	1,000	14,098
Envista Holdings Corp.*	422	20,556
Fisher & Paykel Healthcare Corp. Ltd. (New Zealand)	2,049	34,450
Haemonetics Corp.*	180	11,380
ICU Medical, Inc.*	100	22,264
Inogen, Inc.*	277	8,980
Insulet Corp.*	154	41,024
Intuitive Surgical, Inc.*	999	301,378
Koninklijke Philips NV (Netherlands)	5,709	174,200
LivaNova PLC*	247	20,212
Masimo Corp.*	45	6,549
	Shares	Value
Common Stocks (continued)
Health Care Equipment & Supplies (cont’d.)
Medtronic PLC	2,898	$321,533
Nakanishi, Inc. (Japan)	800	14,764
Neogen Corp.*	418	12,891
Nevro Corp.*	103	7,450
Nipro Corp. (Japan)	2,700	22,604
Novocure Ltd.*	145	12,013
Penumbra, Inc.*	87	19,325
Qingdao Haier Biomedical Co. Ltd. (China) (Class A Stock)	2,236	25,086
Quidel Corp.*	118	13,270
Shandong Pharmaceutical Glass Co. Ltd. (China) (Class A Stock)	10,595	44,140
Shandong Weigao Group Medical Polymer Co. Ltd. (China) (Class H Stock)	11,600	12,357
Shockwave Medical, Inc.*	100	20,736
Smith & Nephew PLC (United Kingdom)	6,792	107,946
STAAR Surgical Co.*	177	14,144
STERIS PLC	406	98,159
Stryker Corp.	1,265	338,198
Tactile Systems Technology, Inc.*	541	10,907
Tandem Diabetes Care, Inc.*	222	25,816
Teleflex, Inc.	237	84,095
Zylox-Tonbridge Medical Technology Co. Ltd. (China), 144A*	500	808
		3,151,578
Health Care Providers & Services — 2.6%
Acadia Healthcare Co., Inc.*	405	26,540
Ambea AB (Sweden), 144A	1,370	6,937
Amedisys, Inc.*	120	20,675
Amplifon SpA (Italy)	1,791	79,735
Anthem, Inc.	1,049	515,290
Apollo Medical Holdings, Inc.*	266	12,893
Brookdale Senior Living, Inc.*	1,762	12,422
Centene Corp.*	4,876	410,510
Cigna Corp.	1,137	272,437
Clover Health Investments Corp.*	1,413	5,016
Community Health Systems, Inc.*	1,157	13,734
CVS Group PLC (United Kingdom)	672	15,824
dentalcorp Holdings Ltd. (Canada)*	1,307	15,881
Dr. Lal PathLabs Ltd. (India), 144A	182	6,265
Encompass Health Corp.	344	24,462
Fresenius SE & Co. KGaA (Germany)	1,697	62,351
Guardant Health, Inc.*	209	13,844
HCA Healthcare, Inc.	2,052	514,272
HealthEquity, Inc.*	197	13,286
Humana, Inc.	290	126,199
Integrated Diagnostics Holdings PLC (Egypt), 144A	9,928	11,761
Laboratory Corp. of America Holdings*	496	130,775
Molina Healthcare, Inc.*	319	106,415
Pennant Group, Inc. (The)*	656	12,221
Progyny, Inc.*	314	16,140
Rede D’Or Sao Luiz SA (Brazil), 144A	7,827	82,395
Regional Health Properties, Inc.*	1,583	5,588
Select Medical Holdings Corp.	935	22,431

A7

AST T. ROWE PRICE DIVERSIFIED REAL GROWTH PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
	Shares	Value
Common Stocks (continued)
Health Care Providers & Services (cont’d.)
Sinopharm Group Co. Ltd. (China) (Class H Stock)	8,000	$18,174
U.S. Physical Therapy, Inc.	177	17,603
UnitedHealth Group, Inc.	2,752	1,403,437
		3,995,513
Health Care Technology — 0.1%
Inspire Medical Systems, Inc.*	70	17,968
Phreesia, Inc.*	441	11,625
Teladoc Health, Inc.*	323	23,298
Veeva Systems, Inc. (Class A Stock)*	487	103,468
		156,359
Hotels, Restaurants & Leisure — 1.8%
Airbnb, Inc. (Class A Stock)*	478	82,101
Aramark	895	33,652
Bloomin’ Brands, Inc.	581	12,747
Booking Holdings, Inc.*	108	253,633
BTG Hotels Group Co. Ltd. (China) (Class A Stock)*	6,900	24,735
Chipotle Mexican Grill, Inc.*	131	207,246
Denny’s Corp.*	1,933	27,661
DraftKings, Inc. (Class A Stock)*(a)	636	12,383
Galaxy Entertainment Group Ltd. (Macau)	11,000	65,075
Hilton Grand Vacations, Inc.*	579	30,114
Hilton Worldwide Holdings, Inc.*	1,382	209,705
Huazhu Group Ltd. (China), ADR	987	32,561
InterContinental Hotels Group PLC (United Kingdom)	260	17,641
Jack in the Box, Inc.	282	26,342
Kyoritsu Maintenance Co. Ltd. (Japan)	1,000	37,629
Las Vegas Sands Corp.*	1,961	76,224
Marriott International, Inc. (Class A Stock)*	1,088	191,216
Marriott Vacations Worldwide Corp.	72	11,354
McDonald’s Corp.	1,459	360,781
Planet Fitness, Inc. (Class A Stock)*	943	79,665
Playtech PLC (United Kingdom)*	3,236	24,993
Songcheng Performance Development Co. Ltd. (China) (Class A Stock)	22,569	46,644
SSP Group PLC (United Kingdom)*	5,077	15,261
Starbucks Corp.	347	31,567
Trainline PLC (United Kingdom), 144A*	6,175	20,293
Travel + Leisure Co.	674	39,052
Trip.com Group Ltd. (China), ADR*	2,616	60,482
Vail Resorts, Inc.	52	13,534
Whitbread PLC (United Kingdom)*	1,948	72,604
Wingstop, Inc.	93	10,914
Wyndham Hotels & Resorts, Inc.	375	31,759
Yum China Holdings, Inc. (China) (NYSE)	3,030	125,866
Yum China Holdings, Inc. (China) (XHKG)	150	6,477
Yum! Brands, Inc.	4,201	497,944
		2,789,855
	Shares	Value
Common Stocks (continued)
Household Durables — 0.4%
Cairn Homes PLC (Ireland)	14,934	$20,435
Century Communities, Inc.	388	20,785
Fujitsu General Ltd. (Japan)	4,300	83,678
Gree Electric Appliances, Inc. of Zhuhai (China) (Class A Stock)	21,400	108,307
Haier Smart Home Co. Ltd. (China) (Class H Stock)	7,000	22,468
Jason Furniture Hangzhou Co. Ltd. (China) (Class A Stock)	3,300	31,745
Legacy Housing Corp.*	514	11,030
Lifetime Brands, Inc.	1,237	15,883
MDC Holdings, Inc.	671	25,391
Midea Group Co. Ltd. (China) (Class A Stock)	6,400	57,026
Rinnai Corp. (Japan)	100	7,470
Skyline Champion Corp.*	440	24,147
Sony Group Corp. (Japan)	800	82,373
Taylor Wimpey PLC (United Kingdom)	23,209	39,572
Tempur Sealy International, Inc.	676	18,874
		569,184
Household Products — 0.3%
Colgate-Palmolive Co.	621	47,090
Essity AB (Sweden) (Class B Stock)	1,936	45,682
Kimberly-Clark Corp.	606	74,635
Procter & Gamble Co. (The)	1,612	246,313
Yifeng Pharmacy Chain Co. Ltd. (China) (Class A Stock)	4,229	26,535
		440,255
Independent Power & Renewable Electricity Producers — 0.1%
Electric Power Development Co. Ltd. (Japan)	1,400	20,021
NTPC Ltd. (India)	72,477	128,701
Vistra Corp.	1,030	23,947
		172,669
Industrial Conglomerates — 1.6%
CK Hutchison Holdings Ltd. (United Kingdom)	8,000	58,599
Fosun International Ltd. (China)	36,500	39,509
General Electric Co.	12,141	1,110,902
Hitachi Ltd. (Japan)	2,800	140,394
Honeywell International, Inc.	2,028	394,608
Roper Technologies, Inc.	889	419,812
Siemens AG (Germany)	1,721	237,293
SM Investments Corp. (Philippines)	4,592	80,577
Smiths Group PLC (United Kingdom)	3,915	74,532
		2,556,226
Insurance — 3.2%
AIA Group Ltd. (Hong Kong)	29,400	306,945
American International Group, Inc.	11,255	706,476
Aon PLC (Class A Stock)	583	189,842
Arch Capital Group Ltd.*	917	44,401
Argo Group International Holdings Ltd.	684	28,235
AXA SA (France)	6,094	178,085

A8

AST T. ROWE PRICE DIVERSIFIED REAL GROWTH PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
	Shares	Value
Common Stocks (continued)
Insurance (cont’d.)
Axis Capital Holdings Ltd.	174	$10,522
Chubb Ltd.	5,227	1,118,055
CNA Financial Corp.	90	4,376
CNO Financial Group, Inc.	1,541	38,664
Dai-ichi Life Holdings, Inc. (Japan)	3,100	62,511
Definity Financial Corp. (Canada)	2,079	53,100
Direct Line Insurance Group PLC (United Kingdom)	11,378	41,135
eHealth, Inc.*	484	6,006
Fidelity National Financial, Inc.	639	31,209
First American Financial Corp.	368	23,854
Hartford Financial Services Group, Inc. (The)	3,513	252,269
HDFC Life Insurance Co. Ltd. (India), 144A	3,685	26,127
Kemper Corp.	219	12,382
Linea Directa Aseguradora SA Cia de Seguros y Reaseguros (Spain)	5,419	8,334
Manulife Financial Corp. (Canada)	4,839	103,194
Markel Corp.*	20	29,505
Marsh & McLennan Cos., Inc.	2,258	384,808
Old Republic International Corp.	1,794	46,411
Ping An Insurance Group Co. of China Ltd. (China) (Class H Stock)	8,500	59,760
Progressive Corp. (The)	664	75,689
RenaissanceRe Holdings Ltd. (Bermuda)	120	19,021
Sampo OYJ (Finland) (Class A Stock)	2,543	124,319
Selective Insurance Group, Inc.	379	33,867
Sompo Holdings, Inc. (Japan)	1,900	83,016
Steadfast Group Ltd. (Australia)	7,289	25,917
Sun Life Financial, Inc. (Canada)	2,970	165,825
Travelers Cos., Inc. (The)	2,010	367,287
White Mountains Insurance Group Ltd.	19	21,589
Willis Towers Watson PLC	290	68,504
Zurich Insurance Group AG (Switzerland)	361	177,796
		4,929,036
Interactive Media & Services — 3.3%
Alphabet, Inc. (Class A Stock)*	67	186,350
Alphabet, Inc. (Class C Stock)*	974	2,720,372
Baidu, Inc. (China), ADR*	872	115,366
Baltic Classifieds Group PLC (United Kingdom)*	6,591	11,886
IAC/InterActiveCorp*	180	18,050
Info Edge India Ltd. (India)	145	8,593
JOYY, Inc. (China), ADR	832	30,559
Kanzhun Ltd. (China), ADR*	1,929	48,051
Meta Platforms, Inc. (Class A Stock)*	3,488	775,592
NAVER Corp. (South Korea)	843	235,267
Pinterest, Inc. (Class A Stock)*	2,488	61,230
Rightmove PLC (United Kingdom)	1,598	13,232
Scout24 SE (Germany), 144A	467	26,752
Snap, Inc. (Class A Stock)*	7,203	259,236
Tencent Holdings Ltd. (China)	9,600	447,946
Vimeo, Inc.*	385	4,574
	Shares	Value
Common Stocks (continued)
Interactive Media & Services (cont’d.)
Yandex NV (Russia) (Class A Stock)*^(a)	696	$—
Z Holdings Corp. (Japan)	22,200	96,820
Ziff Davis, Inc.*	263	25,453
ZoomInfo Technologies, Inc.*	463	27,660
		5,112,989
Internet & Direct Marketing Retail — 2.0%
Alibaba Group Holding Ltd. (China)*	4,524	61,331
Alibaba Group Holding Ltd. (China), ADR*	2,395	260,576
Amazon.com, Inc.*	569	1,854,912
ASOS PLC (United Kingdom)*	3,034	63,778
Auction Technology Group PLC (United Kingdom)*	1,140	14,754
boohoo Group PLC (United Kingdom)*	32,446	37,545
Coupang, Inc. (South Korea)*	1,048	18,529
D-MARKET Elektronik Hizmetler ve Ticaret A/S (Turkey), ADR*(a)	1,490	3,382
DoorDash, Inc. (Class A Stock)*	1,098	128,675
FSN E-Commerce Ventures Ltd. (India)*	434	9,626
JD Health International, Inc. (China), 144A*	6,450	38,793
JD.com, Inc. (China) (Class A Stock)*	1,657	47,780
Just Eat Takeaway.com NV (United Kingdom), 144A*	374	12,652
Media Do Co. Ltd. (Japan)	300	6,229
Meituan (China) (Class B Stock), 144A*	3,700	71,299
MercadoLibre, Inc. (Brazil)*	91	108,243
Ozon Holdings PLC (Russia), ADR*^(a)	751	—
Pinduoduo, Inc. (China), ADR*	422	16,926
Prosus NV (China)*	4,964	265,379
Qurate Retail, Inc. (Class A Stock)	2,702	12,861
Stitch Fix, Inc. (Class A Stock)*	849	8,549
Victorian Plumbing Group PLC (United Kingdom)*	3,695	2,356
Wayfair, Inc. (Class A Stock)*	153	16,949
Zalando SE (Germany), 144A*	532	26,928
Zomato Ltd. (India)*	3,705	4,009
		3,092,061
IT Services — 3.1%
Accenture PLC (Class A Stock)	1,538	518,660
Adesso SE (Germany)	35	7,165
Adyen NV (Netherlands), 144A*	36	71,303
Affirm Holdings, Inc.*	872	40,356
Amadeus IT Group SA (Spain)*	1,609	104,924
Automatic Data Processing, Inc.	571	129,925
Block, Inc.*	1,346	182,518
Broadridge Financial Solutions, Inc.	974	151,662
CANCOM SE (Germany)	309	19,254
CI&T, Inc. (Brazil) (Class A Stock)*	517	8,282
Cloudflare, Inc. (Class A Stock)*	370	44,289
Cognizant Technology Solutions Corp. (Class A Stock)	1,747	156,654
CSG Systems International, Inc.	551	35,027

A9

AST T. ROWE PRICE DIVERSIFIED REAL GROWTH PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
	Shares	Value
Common Stocks (continued)
IT Services (cont’d.)
Edenred (France)	333	$16,458
Euronet Worldwide, Inc.*	541	70,411
Fidelity National Information Services, Inc.	2,768	277,963
Fiserv, Inc.*	1,632	165,485
Fujitsu Ltd. (Japan)	900	134,761
Globant SA*	74	19,393
GoDaddy, Inc. (Class A Stock)*	428	35,824
Indra Sistemas SA (Spain)*	2,945	32,749
Infosys Ltd. (India)	3,946	99,009
Keywords Studios PLC (Ireland)	1,111	38,623
LiveRamp Holdings, Inc.*	383	14,320
Majorel Group Luxembourg SA (Luxembourg)*	762	24,975
Mastercard, Inc. (Class A Stock)	1,090	389,544
MongoDB, Inc.*	385	170,782
Nagarro SE (Germany)*	77	12,253
NET One Systems Co. Ltd. (Japan)	900	20,972
Network International Holdings PLC (United Arab Emirates), 144A*	19,685	71,998
NTT Data Corp. (Japan)	3,400	66,788
Okta, Inc.*	234	35,325
PayPal Holdings, Inc.*	852	98,534
Shopify, Inc. (Canada) (Class A Stock)*	254	171,694
Shopify, Inc. (Canada) (Class A Stock)*	54	36,520
Snowflake, Inc. (Class A Stock)*	584	133,812
Tata Consultancy Services Ltd. (India)	416	20,471
TELUS International CDA, Inc. (Philippines)*	1,523	37,644
Twilio, Inc. (Class A Stock)*	383	63,122
VeriSign, Inc.*	282	62,734
Visa, Inc. (Class A Stock)	4,469	991,090
WEX, Inc.*	163	29,087
Wix.com Ltd. (Israel)*	166	17,340
		4,829,700
Leisure Products — 0.1%
Bafang Electric Suzhou Co. Ltd. (China) (Class A Stock)	689	18,853
Brunswick Corp.	301	24,348
MIPS AB (Sweden)	136	12,650
Peloton Interactive, Inc. (Class A Stock)*	828	21,876
Polaris, Inc.	177	18,642
Sega Sammy Holdings, Inc. (Japan)	1,100	18,960
Smith & Wesson Brands, Inc.	543	8,216
Spin Master Corp. (Canada), 144A*	835	28,754
Thule Group AB (Sweden), 144A	1,074	42,566
Tonies SE (Germany) (Class A Stock)*	600	4,210
YETI Holdings, Inc.*	206	12,356
		211,431
Life Sciences Tools & Services — 2.0%
10X Genomics, Inc. (Class A Stock)*	150	11,410
Adaptive Biotechnologies Corp.*	1,455	20,195
Agilent Technologies, Inc.	1,325	175,337
Avantor, Inc.*	1,008	34,091
Bruker Corp.	164	10,545
	Shares	Value
Common Stocks (continued)
Life Sciences Tools & Services (cont’d.)
Danaher Corp.	3,916	$1,148,680
Eurofins Scientific SE (Luxembourg)	539	53,305
Evotec SE (Germany)*	2,521	74,245
Lonza Group AG (Switzerland)	202	146,240
Olink Holding AB (Sweden), ADR*(a)	1,232	21,757
Oxford Nanopore Technologies PLC (United Kingdom)*	2,222	11,842
PerkinElmer, Inc.	1,109	193,476
PolyPeptide Group AG, 144A*	454	35,911
Repligen Corp.*	107	20,126
SKAN Group AG (Switzerland)	41	2,828
Syneos Health, Inc.*	287	23,233
Thermo Fisher Scientific, Inc.	1,715	1,012,965
West Pharmaceutical Services, Inc.	113	46,410
Wuxi Biologics Cayman, Inc. (China), 144A*	8,500	69,508
		3,112,104
Machinery — 1.5%
Aalberts NV (Netherlands)	315	16,366
AGCO Corp.	240	35,047
AgEagle Aerial Systems, Inc.*	7,018	8,351
Aida Engineering Ltd. (Japan)	1,200	10,313
Alamo Group, Inc.	85	12,222
Alfa Laval AB (Sweden)	526	18,021
Alstom SA (France)	2,362	55,181
Caterpillar, Inc.	950	211,679
Chart Industries, Inc.*	71	12,196
Colfax Corp.*(a)	869	34,577
Cummins, Inc.	380	77,942
Daimler Truck Holding AG (Germany)*	1,306	36,096
Deere & Co.	221	91,817
Epiroc AB (Sweden) (Class A Stock)	4,672	99,631
Epiroc AB (Sweden) (Class B Stock)	1,507	27,176
ESCO Technologies, Inc.	65	4,545
Escorts Ltd. (India)	738	16,451
Fluidra SA (Spain)	3,123	90,030
Fujitec Co. Ltd. (Japan)	800	20,525
GEA Group AG (Germany)	1,269	52,175
Graco, Inc.	188	13,107
GVS SpA (Italy), 144A	1,372	12,438
Hoshizaki Corp. (Japan)	700	47,970
Illinois Tool Works, Inc.	680	142,392
Impro Precision Industries Ltd., 144A	32,000	8,070
Knorr-Bremse AG (Germany)	659	50,550
Lincoln Electric Holdings, Inc.	328	45,202
Manitex International, Inc.*	1,552	11,299
METAWATER Co. Ltd. (Japan)	800	13,093
Metso Outotec OYJ (Finland)	10,590	89,408
Middleby Corp. (The)*	833	136,562
Mueller Water Products, Inc. (Class A Stock)	1,222	15,788
Norma Group SE (Germany)	433	12,455
NSK Ltd. (Japan)	6,900	41,361
Obara Group, Inc. (Japan)	500	12,209
Oshkosh Corp.	391	39,354
Otis Worldwide Corp.	989	76,104
RBC Bearings, Inc.*	185	35,868

A10

AST T. ROWE PRICE DIVERSIFIED REAL GROWTH PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
	Shares	Value
Common Stocks (continued)
Machinery (cont’d.)
Rotork PLC (United Kingdom)	3,569	$15,181
Sandvik AB (Sweden)	4,828	102,529
Shenzhen Inovance Technology Co. Ltd. (China) (Class A Stock)	7,479	66,702
Spirax-Sarco Engineering PLC (United Kingdom)	149	24,454
Takuma Co. Ltd. (Japan)	700	8,157
Timken Co. (The)	294	17,846
Toro Co. (The)	189	16,158
Trelleborg AB (Sweden) (Class B Stock)	1,290	29,854
Trinity Industries, Inc.	1,133	38,930
Weir Group PLC (The) (United Kingdom)	5,017	107,287
Yangzijiang Shipbuilding Holdings Ltd. (China)	57,200	64,387
Zhejiang Sanhua Intelligent Controls Co. Ltd. (China) (Class A Stock)	9,300	24,182
		2,249,238
Media — 0.5%
Ascential PLC (United Kingdom)*	13,538	61,501
Cable One, Inc.	18	26,356
Cardlytics, Inc.*	183	10,061
Charter Communications, Inc. (Class A Stock)*	232	126,561
Comcast Corp. (Class A Stock)	4,056	189,902
Informa PLC (United Kingdom)*	7,819	61,441
Liberty Broadband Corp. (Class A Stock)*	126	16,514
Liberty Broadband Corp. (Class C Stock)*	320	43,302
Liberty Media Corp.-Liberty SiriusXM (Class A Stock)*	594	27,152
oOh!media Ltd. (Australia)	8,911	10,732
Sirius XM Holdings, Inc.(a)	2,570	17,013
WPP PLC (United Kingdom)	7,303	95,844
YouGov PLC (United Kingdom)	2,589	46,503
		732,882
Metals & Mining — 2.1%
Alrosa PJSC (Russia)^	43,790	—
Anglo American PLC (South Africa)	378	19,846
Antofagasta PLC (Chile)	512	11,166
BHP Group Ltd. (Australia) (XASX)	13,476	516,006
BHP Group Ltd. (Australia) (XLON)	7,132	276,581
BHP Group Ltd. (Australia), ADR	1,008	77,868
Boliden AB (Sweden)	4,498	226,937
Cleveland-Cliffs, Inc.*	2,097	67,544
Coeur Mining, Inc.*	1,766	7,859
Constellium SE*	2,246	40,428
ERO Copper Corp. (Brazil)*	854	12,508
Franco-Nevada Corp. (Canada)	413	65,722
Gold Resource Corp.	4,260	9,542
Granges AB (Sweden)	3,273	32,087
Grupo Mexico SAB de CV (Mexico) (Class B Stock)	11,023	65,811
Hecla Mining Co.	3,346	21,983
	Shares	Value
Common Stocks (continued)
Metals & Mining (cont’d.)
Hitachi Metals Ltd. (Japan)*	3,600	$60,298
IGO Ltd. (Australia)	5,568	58,221
Impala Platinum Holdings Ltd. (South Africa)	520	8,016
K92 Mining, Inc. (Canada)*	8,343	60,997
Kaiser Aluminum Corp.	167	15,725
Karora Resources, Inc. (Canada)*	7,337	37,326
Mitsui Mining & Smelting Co. Ltd. (Japan)	700	19,187
MMC Norilsk Nickel PJSC (Russia)^	194	—
Nippon Steel Corp. (Japan)	5,400	95,254
Norsk Hydro ASA (Norway)	2,136	20,790
Northern Star Resources Ltd. (Australia)	11,460	91,972
Nucor Corp.	650	96,622
OZ Minerals Ltd. (Australia)	3,627	71,707
Perseus Mining Ltd. (Australia)	58,409	85,368
Polyus PJSC (Russia)^	221	—
Reliance Steel & Aluminum Co.	934	171,249
Rhyolite Resources Ltd. (Canada)*^	11,936	5,601
Rio Tinto Ltd. (Australia)	732	65,084
Rio Tinto PLC (Australia)	1,311	104,146
Royal Gold, Inc.	76	10,737
Sibanye Stillwater Ltd. (South Africa)	5,878	23,903
South32 Ltd. (Australia)	35,903	134,049
Southern Copper Corp. (Peru)	688	52,219
Steel Dynamics, Inc.	1,595	133,071
Tietto Minerals Ltd. (Australia)*(a)	67,544	26,237
United States Steel Corp.	802	30,267
Vale SA (Brazil)	2,637	52,906
Victoria Gold Corp. (Canada)*	6,330	80,508
Wesdome Gold Mines Ltd. (Canada)*	14,572	182,886
Wheaton Precious Metals Corp. (Brazil)	506	24,062
		3,270,296
Mortgage Real Estate Investment Trusts (REITs) — 0.1%
AGNC Investment Corp.	1,349	17,672
Annaly Capital Management, Inc.	3,938	27,724
Apollo Commercial Real Estate Finance, Inc.	2,053	28,598
Cherry Hill Mortgage Investment Corp.	1,168	9,017
Ellington Residential Mortgage REIT	841	8,486
Two Harbors Investment Corp.	2,133	11,795
		103,292
Multiline Retail — 0.4%
Dollar General Corp.	2,440	543,217
Magazine Luiza SA (Brazil)	27,090	38,976
Next PLC (United Kingdom)	770	60,856
Pan Pacific International Holdings Corp. (Japan)	2,200	35,267
V-Mart Retail Ltd. (India)*	213	11,141
		689,457
Multi-Utilities — 1.2%
Ameren Corp.	2,103	197,177

A11

AST T. ROWE PRICE DIVERSIFIED REAL GROWTH PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
	Shares	Value
Common Stocks (continued)
Multi-Utilities (cont’d.)
CMS Energy Corp.	3,301	$230,872
Dominion Energy, Inc.	4,096	348,037
DTE Energy Co.	668	88,316
Engie SA (France)	7,604	99,829
NiSource, Inc.	4,638	147,489
Sempra Energy	3,833	644,404
WEC Energy Group, Inc.	1,073	107,096
		1,863,220
Oil, Gas & Consumable Fuels — 1.9%
Aker BP ASA (Norway)	618	23,064
Arch Resources, Inc.	279	38,329
Canadian Natural Resources Ltd. (Canada)	461	28,545
Cheniere Energy, Inc.	199	27,591
Chevron Corp.	2,007	326,800
ConocoPhillips	2,886	288,600
Devon Energy Corp.	2,459	145,401
Enbridge, Inc. (Canada)	253	11,661
EOG Resources, Inc.(a)	2,633	313,933
Equinor ASA (Norway)	2,697	100,343
Equitrans Midstream Corp.	3,388	28,595
Galp Energia SGPS SA (Portugal)	23,207	294,508
Gazprom PJSC (Russia), ADR^	5,749	1
Gevo, Inc.*	2,560	11,981
Hess Corp.	432	46,241
Lundin Energy AB (Sweden)	816	34,448
Magnolia Oil & Gas Corp. (Class A Stock)(a)	2,272	53,733
Murphy Oil Corp.	1,170	47,256
NAC Kazatomprom JSC (Kazakhstan), GDR	894	28,380
PDC Energy, Inc.	674	48,986
Petronet LNG Ltd. (India)	8,832	22,546
Pioneer Natural Resources Co.	317	79,259
Reliance Industries Ltd. (India)	2,101	72,825
Shell PLC (Netherlands)	5,790	159,074
SM Energy Co.	1,099	42,806
Targa Resources Corp.	864	65,206
TC Energy Corp. (Canada) (NYSE)	1,825	102,966
TC Energy Corp. (Canada) (XTSE)	1,281	72,250
TotalEnergies SE (France)	8,413	425,004
Valero Energy Corp.	233	23,659
World Fuel Services Corp.	650	17,576
		2,981,567
Paper & Forest Products — 0.1%
Louisiana-Pacific Corp.	336	20,872
Mercer International, Inc. (Germany)	1,525	21,274
Mondi PLC (Austria)	2,799	54,530
Stora Enso OYJ (Finland) (Class R Stock)	683	13,354
Suzano SA (Brazil)	6,391	74,165
Svenska Cellulosa AB SCA (Sweden) (Class B Stock)	709	13,761
UPM-Kymmene OYJ (Finland)	759	24,727
	Shares	Value
Common Stocks (continued)
Paper & Forest Products (cont’d.)
West Fraser Timber Co. Ltd. (Canada)	125	$10,285
		232,968
Personal Products — 0.3%
Beiersdorf AG (Germany)	757	79,441
BellRing Brands, Inc.*	83	1,916
Hindustan Unilever Ltd. (India)	536	14,466
LG Household & Health Care Ltd. (South Korea)	68	48,057
Medifast, Inc.	108	18,444
Olaplex Holdings, Inc.*	1,366	21,351
Shiseido Co. Ltd. (Japan)	300	15,172
Unilever PLC (United Kingdom) (XTSE)	4,938	224,775
Unilever PLC (United Kingdom) (XAMS)	2,441	110,651
USANA Health Sciences, Inc.*	99	7,865
		542,138
Pharmaceuticals — 3.5%
Aerie Pharmaceuticals, Inc.*	860	7,826
Arvinas, Inc.*	133	8,951
Astellas Pharma, Inc. (Japan)	7,100	110,960
AstraZeneca PLC (United Kingdom)	1,065	140,887
AstraZeneca PLC (United Kingdom), ADR	21,915	1,453,841
Bayer AG (Germany)	2,767	188,955
Bristol-Myers Squibb Co.	3,622	264,515
Chugai Pharmaceutical Co. Ltd. (Japan)	2,000	66,955
Corcept Therapeutics, Inc.*	563	12,679
Daiichi Sankyo Co. Ltd. (Japan)	3,400	74,350
Dechra Pharmaceuticals PLC (United Kingdom)	265	14,127
Durect Corp.*	15,574	10,433
Elanco Animal Health, Inc.*	4,175	108,926
Eli Lilly & Co.	1,358	388,890
Endo International PLC*	1,525	3,523
GlaxoSmithKline PLC, ADR	3,772	164,308
Jiangsu Hengrui Medicine Co. Ltd. (China) (Class A Stock)	3,940	22,739
Johnson & Johnson	3,436	608,962
Laboratorios Farmaceuticos Rovi SA (Spain)	731	54,231
Lipocine, Inc.*	10,062	13,785
Novartis AG (Switzerland)	1,814	158,966
Otsuka Holdings Co. Ltd. (Japan)	6,300	217,602
Reata Pharmaceuticals, Inc. (Class A Stock)*	199	6,519
Roche Holding AG (Switzerland)	1,207	477,610
Royalty Pharma PLC (Class A Stock)	290	11,298
Sanofi (France)	3,431	350,925
Supernus Pharmaceuticals, Inc.*	769	24,854
Takeda Pharmaceutical Co. Ltd. (Japan)	2,600	74,440
Torrent Pharmaceuticals Ltd. (India)	627	23,052

A12

AST T. ROWE PRICE DIVERSIFIED REAL GROWTH PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
	Shares	Value
Common Stocks (continued)
Pharmaceuticals (cont’d.)
Zoetis, Inc.	1,668	$314,568
		5,379,677
Professional Services — 0.5%
ALS Ltd. (Australia)	8,709	86,181
Boa Vista Servicos SA (Brazil)	3,273	5,974
Booz Allen Hamilton Holding Corp.	354	31,095
CoStar Group, Inc.*	650	43,296
DKSH Holding AG (Switzerland)	304	25,482
Equifax, Inc.	367	87,016
FTI Consulting, Inc.*	178	27,985
HeadHunter Group PLC (Russia), ADR^	508	—
Huron Consulting Group, Inc.*	384	17,591
Insperity, Inc.	192	19,281
Intertrust NV (Netherlands), 144A*	549	11,923
Jacobs Engineering Group, Inc.	252	34,728
Korn Ferry	427	27,729
ManpowerGroup, Inc.	236	22,165
ManTech International Corp. (Class A Stock)	120	10,343
Outsourcing, Inc. (Japan)	3,700	38,154
Persol Holdings Co. Ltd. (Japan)	6,800	152,479
TeamLease Services Ltd. (India)*	271	15,507
TransUnion	865	89,389
Upwork, Inc.*	520	12,085
		758,403
Real Estate Management & Development — 0.6%
Aedas Homes SA (Spain), 144A	665	16,892
Altus Group Ltd. (Canada)	422	17,047
China Overseas Land & Investment Ltd. (China)	25,000	74,323
China Resources Mixc Lifestyle Services Ltd. (China), 144A	16,000	78,589
Country Garden Services Holdings Co. Ltd. (China)	11,000	46,608
eXp World Holdings, Inc.	449	9,505
Fabege AB (Sweden)	1,646	24,324
Heiwa Real Estate Co. Ltd. (Japan)	300	9,661
Hongkong Land Holdings Ltd. (Hong Kong)	13,700	66,987
Howard Hughes Corp. (The)*	459	47,557
Jones Lang LaSalle, Inc.*	154	36,877
Kojamo OYJ (Finland)	2,441	58,525
Mitsubishi Estate Co. Ltd. (Japan)	4,200	62,341
Mitsui Fudosan Co. Ltd. (Japan)	6,000	127,944
Opendoor Technologies, Inc.*	3,916	33,873
Realogy Holdings Corp.*	880	13,798
Redfin Corp.*	617	11,131
Shurgard Self Storage SA (Belgium)	228	14,163
Sun Hung Kai Properties Ltd. (Hong Kong)	2,000	23,729
Tokyo Tatemono Co. Ltd. (Japan)	2,900	43,364
Vonovia SE (Germany)	1,889	88,081
Zillow Group, Inc. (Class A Stock)*	194	9,357
	Shares	Value
Common Stocks (continued)
Real Estate Management & Development (cont’d.)
Zillow Group, Inc. (Class C Stock)*	309	$15,231
		929,907
Road & Rail — 1.0%
Avis Budget Group, Inc.*(a)	139	36,599
Canadian Pacific Railway Ltd. (Canada)	2,211	182,496
CSX Corp.	11,629	435,506
J.B. Hunt Transport Services, Inc.	560	112,442
Landstar System, Inc.	102	15,385
Localiza Rent a Car SA (Brazil)	2,500	32,141
Lyft, Inc. (Class A Stock)*	408	15,667
National Express Group PLC (United Kingdom)*	5,856	17,898
Norfolk Southern Corp.	892	254,416
PAM Transportation Services, Inc.*	498	17,306
Ryder System, Inc.	182	14,438
Saia, Inc.*	43	10,484
Uber Technologies, Inc.*	2,500	89,200
Union Pacific Corp.	1,290	352,441
XPO Logistics, Inc.*	305	22,204
		1,608,623
Semiconductors & Semiconductor Equipment — 3.2%
Advanced Micro Devices, Inc.*	3,854	421,396
AIXTRON SE (Germany)	1,358	29,725
ams-OSRAM AG (Austria)*	1,291	19,774
Applied Materials, Inc.	869	114,534
ASML Holding NV (Netherlands) (XAMS)	639	428,011
ASML Holding NV (Netherlands) (XNGS)	318	212,402
Cirrus Logic, Inc.*	339	28,744
CMC Materials, Inc.	134	24,844
Disco Corp. (Japan)	300	83,661
Entegris, Inc.	384	50,404
Infineon Technologies AG (Germany)	559	19,027
IQE PLC (United Kingdom)*	32,744	14,526
KLA Corp.	16	5,857
Lattice Semiconductor Corp.*	304	18,529
Marvell Technology, Inc.	2,176	156,041
MediaTek, Inc. (Taiwan)	1,000	31,447
Microchip Technology, Inc.	1,345	101,063
Micron Technology, Inc.	74	5,764
MKS Instruments, Inc.	171	25,650
Monolithic Power Systems, Inc.	116	56,339
NVIDIA Corp.	2,256	615,572
NXP Semiconductors NV (China)	534	98,833
ON Semiconductor Corp.*	501	31,368
QUALCOMM, Inc.	3,191	487,649
QuickLogic Corp.*	1,799	9,895
Silicon Laboratories, Inc.*	213	31,993
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan)	47,000	968,410
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan), ADR	473	49,315
Texas Instruments, Inc.	2,781	510,258
Tokyo Electron Ltd. (Japan)	200	102,767

A13

AST T. ROWE PRICE DIVERSIFIED REAL GROWTH PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
	Shares	Value
Common Stocks (continued)
Semiconductors & Semiconductor Equipment (cont’d.)
Ultra Clean Holdings, Inc.*	614	$26,027
Universal Display Corp.	126	21,036
Vanguard International Semiconductor Corp. (Taiwan)	6,000	25,847
Win Semiconductors Corp. (Taiwan)	2,000	18,434
Wolfspeed, Inc.*	577	65,697
		4,910,839
Software — 4.5%
AppLovin Corp. (Class A Stock)*	100	5,507
Asana, Inc. (Class A Stock)*	333	13,310
Aspen Technology, Inc.*	192	31,751
Atlassian Corp. PLC (Class A Stock)*	394	115,769
AudioEye, Inc.*	1,076	7,328
Avalara, Inc.*	66	6,568
Bill.com Holdings, Inc.*	723	163,969
Black Knight, Inc.*	377	21,862
Bytes Technology Group PLC (United Kingdom)	3,037	19,900
CDK Global, Inc.	558	27,163
Cerence, Inc.*	215	7,761
Ceridian HCM Holding, Inc.*	260	17,774
Confluent, Inc. (Class A Stock)*	523	21,443
Consensus Cloud Solutions, Inc.*	252	15,153
Constellation Software, Inc. (Canada)	46	78,632
Coupa Software, Inc.*	178	18,090
Crowdstrike Holdings, Inc. (Class A Stock)*	354	80,386
Datadog, Inc. (Class A Stock)*	650	98,455
Descartes Systems Group, Inc. (The) (Canada)*	454	33,240
Digital Turbine, Inc.*	237	10,383
DocuSign, Inc.*	652	69,842
Dropbox, Inc. (Class A Stock)*	1,174	27,295
Dynatrace, Inc.*	164	7,724
Envestnet, Inc.*	342	25,458
Esker SA (France)	64	12,052
Everbridge, Inc.*	281	12,263
FD Technologies PLC (United Kingdom)*	666	16,917
Five9, Inc.*	240	26,496
Fortinet, Inc.*	309	105,598
Fukui Computer Holdings, Inc. (Japan)	300	7,961
Guidewire Software, Inc.*	314	29,711
HashiCorp, Inc. (Class A Stock)*	133	7,182
HubSpot, Inc.*	107	50,819
Hundsun Technologies, Inc. (China) (Class A Stock)	8,596	59,916
Intuit, Inc.	523	251,479
Kingdee International Software Group Co. Ltd. (China)*	18,000	39,342
Manhattan Associates, Inc.*	224	31,071
Matterport, Inc.*	565	4,588
Microsoft Corp.	12,183	3,756,141
MicroStrategy, Inc. (Class A Stock)*	29	14,103
NCR Corp.*	940	37,779
New Relic, Inc.*	430	28,758
Nutanix, Inc. (Class A Stock)*	575	15,421
	Shares	Value
Common Stocks (continued)
Software (cont’d.)
Palantir Technologies, Inc. (Class A Stock)*	2,005	$27,529
Palo Alto Networks, Inc.*	210	130,727
Paycom Software, Inc.*	39	13,509
Paylocity Holding Corp.*	110	22,635
QT Group OYJ (Finland)*	132	18,336
RingCentral, Inc. (Class A Stock)*	197	23,090
salesforce.com, Inc.*	814	172,828
Sangfor Technologies, Inc. (China) (Class A Stock)	800	13,973
ServiceNow, Inc.*	657	365,877
Smartsheet, Inc. (Class A Stock)*	223	12,216
Splunk, Inc.*	269	39,976
SS&C Technologies Holdings, Inc.	338	25,357
Synopsys, Inc.*	828	275,948
TeamViewer AG (Germany), 144A*	1,894	28,064
Trade Desk, Inc. (The) (Class A Stock)*	920	63,710
UiPath, Inc. (Class A Stock)*	384	8,291
Unity Software, Inc.*	145	14,385
Veritone, Inc.*	600	10,968
VMware, Inc. (Class A Stock)	229	26,076
Workday, Inc. (Class A Stock)*	400	95,784
Workiva, Inc.*	497	58,646
Xero Ltd. (New Zealand)*	227	17,258
Zendesk, Inc.*	255	30,674
Zoom Video Communications, Inc. (Class A Stock)*	385	45,134
Zscaler, Inc.*	141	34,020
		7,007,371
Specialty Retail — 1.0%
American Eagle Outfitters, Inc.(a)	1,210	20,328
Aritzia, Inc. (Canada)*	605	24,696
Auto1 Group SE (Germany), 144A*	391	4,433
Burlington Stores, Inc.*	270	49,186
Carvana Co.*	1,194	142,432
Dick’s Sporting Goods, Inc.	283	28,306
Express, Inc.*	2,745	9,772
Five Below, Inc.*	204	32,308
Floor & Decor Holdings, Inc. (Class A Stock)*	244	19,764
GameStop Corp. (Class A Stock)*	77	12,827
Grupo SBF SA (Brazil)*	3,200	16,951
Hikari Tsushin, Inc. (Japan)	400	45,531
Home Depot, Inc. (The)	1,085	324,773
MYT Netherlands Parent BV (Germany), ADR*	549	6,714
National Vision Holdings, Inc.*	299	13,027
Nextage Co. Ltd. (Japan)	2,200	39,833
O’Reilly Automotive, Inc.*	147	100,689
RH*	69	22,500
Ross Stores, Inc.	3,655	330,631
TJX Cos., Inc. (The)	450	27,261
Tractor Supply Co.	343	80,046
Valora Holding AG (Switzerland)*	94	17,511
Watches of Switzerland Group PLC (United Kingdom), 144A*	2,198	33,147
Yellow Hat Ltd. (Japan)	1,200	15,361

A14

AST T. ROWE PRICE DIVERSIFIED REAL GROWTH PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
	Shares	Value
Common Stocks (continued)
Specialty Retail (cont’d.)
Zhongsheng Group Holdings Ltd. (China)	11,500	$80,744
Zumiez, Inc.*	500	19,105
		1,517,876
Technology Hardware, Storage & Peripherals — 1.9%
Apple, Inc.	13,576	2,370,505
Dell Technologies, Inc. (Class C Stock)*	155	7,780
Pure Storage, Inc. (Class A Stock)*	914	32,273
Samsung Electronics Co. Ltd. (South Korea)	9,069	518,700
		2,929,258
Textiles, Apparel & Luxury Goods — 0.7%
Asics Corp. (Japan)	2,200	42,345
Burberry Group PLC (United Kingdom)	5,227	114,025
Capri Holdings Ltd.*	295	15,160
Carter’s, Inc.	154	14,166
Crocs, Inc.*	90	6,876
Deckers Outdoor Corp.*	41	11,225
Dr. Martens PLC (United Kingdom)	3,995	12,384
Ermenegildo Zegna Holditalia SpA (Italy)*	4,058	42,812
EssilorLuxottica SA (France)	1,107	202,874
Forward Industries, Inc.*	4,000	6,880
Kering SA (France)	136	85,983
Li Ning Co. Ltd. (China)	3,500	29,896
Lululemon Athletica, Inc.*	782	285,610
LVMH Moet Hennessy Louis Vuitton SE (France)	65	46,326
NIKE, Inc. (Class B Stock)	1,404	188,922
Shenzhou International Group Holdings Ltd. (China)	1,200	15,826
Skechers USA, Inc. (Class A Stock)*	608	24,782
Wolverine World Wide, Inc.	499	11,257
		1,157,349
Thrifts & Mortgage Finance — 0.3%
Aruhi Corp. (Japan)	1,000	8,143
Home Federal Bancorp, Inc.	1,099	23,079
Housing Development Finance Corp. Ltd. (India)	9,915	311,323
MGIC Investment Corp.	1,606	21,761
New York Community Bancorp, Inc.	1,359	14,569
Waterstone Financial, Inc.	1,245	24,078
WSFS Financial Corp.	537	25,035
		427,988
Tobacco — 0.2%
British American Tobacco PLC (United Kingdom)	1,680	70,518
Imperial Brands PLC (United Kingdom)	3,481	73,569
Philip Morris International, Inc.	2,082	195,583
		339,670
	Shares	Value
Common Stocks (continued)
Trading Companies & Distributors — 0.2%
AerCap Holdings NV (Ireland)*	1,130	$56,816
Air Lease Corp.	484	21,611
Beacon Roofing Supply, Inc.*	453	26,854
Beijer Ref AB (Sweden)	647	11,691
Hanwa Co. Ltd. (Japan)	800	21,058
Herc Holdings, Inc.	246	41,104
Howden Joinery Group PLC (United Kingdom)	2,104	21,070
IMCD NV (Netherlands)	186	31,756
SiteOne Landscape Supply, Inc.*	221	35,734
Sumitomo Corp. (Japan)	5,000	86,408
Watsco, Inc.	101	30,769
		384,871
Transportation Infrastructure — 0.1%
Airports of Thailand PCL (Thailand)*	5,700	11,301
Grupo Aeroportuario del Sureste SAB de CV (Mexico), ADR	310	68,696
		79,997
Water Utilities — 0.1%
American States Water Co.	127	11,306
American Water Works Co., Inc.	411	68,033
California Water Service Group	362	21,459
York Water Co. (The)	501	22,530
		123,328
Wireless Telecommunication Services — 0.2%
Millicom International Cellular SA (Colombia), SDR*	1,474	37,299
T-Mobile US, Inc.*	846	108,584
Vodafone Group PLC (United Kingdom)	54,187	88,232
		234,115

Total Common Stocks (cost $100,033,153)		114,553,688
Master Limited Partnership — 0.0%
Hotels, Restaurants & Leisure
Cedar Fair LP*	1,492	81,762
(cost $60,251)
Preferred Stocks — 0.2%
Automobiles — 0.1%
Volkswagen AG (Germany) (PRFC)	455	78,335
Banks — 0.0%
Itau Unibanco Holding SA (Brazil) (PRFC)	9,801	56,508
Electric Utilities — 0.1%
NextEra Energy, Inc., CVT, 5.279%, Maturing 03/01/23	707	36,870
Southern Co. (The), Series 2019, CVT, 6.750%, Maturing 08/01/22	649	35,442
		72,312
Health Care Equipment & Supplies — 0.0%
Sartorius AG (Germany) (PRFC)	43	19,014

A15

AST T. ROWE PRICE DIVERSIFIED REAL GROWTH PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
	Shares	Value

Preferred Stocks (continued)
Independent Power & Renewable Electricity Producers — 0.0%
AES Corp. (The), CVT, 6.875%, Maturing 02/15/24	302	$29,877
Machinery — 0.0%
Marcopolo SA (Brazil) (PRFC)	24,289	13,723

Total Preferred Stocks (cost $228,540)		269,769
Unaffiliated Funds** — 8.8%
T. Rowe Price Emerging Markets Bond Fund, (Investor Class)	469,581	4,592,500
T. Rowe Price Institutional Floating Rate Fund, (Institutional Shares)	546,344	5,261,297
T. Rowe Price Institutional High Yield Fund, (Institutional Shares)	450,677	3,758,649

Total Unaffiliated Funds (cost $14,271,817)		13,612,446

Interest Rate	Maturity Date	Principal Amount (000)#
Asset-Backed Securities — 0.1%
Automobiles — 0.1%
AmeriCredit Automobile Receivables Trust,
Series 2020-01, Class C
1.590%	10/20/25	25	24,697
Series 2021-02, Class D
1.290%	06/18/27	10	9,325
CarMax Auto Owner Trust,
Series 2020-01, Class B
2.210%	09/15/25	15	14,836
Series 2021-01, Class D
1.280%	07/15/27	10	9,332
Carvana Auto Receivables Trust,
Series 2021-P04, Class C
2.330%	02/10/28	25	23,521
Drive Auto Receivables Trust,
Series 2020-01, Class C
2.360%	03/16/26	9	8,608
Exeter Automobile Receivables Trust,
Series 2021-01A, Class C
0.740%	01/15/26	15	14,711
Series 2021-02A, Class C
0.980%	06/15/26	10	9,749
Series 2021-04A, Class C
1.460%	10/15/27	20	19,087
			133,866
Credit Cards — 0.0%
Synchrony Credit Card Master Note Trust,
Series 2017-02, Class A
2.620%	10/15/25	10	10,056
Equipment — 0.0%
CNH Equipment Trust,
Series 2019-C, Class B
2.350%	04/15/27	20	19,767
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (continued)
Other — 0.0%
ServiceMaster Funding LLC,
Series 2021-01, Class A2I, 144A
2.865%	07/30/51	25	$22,327

Total Asset-Backed Securities (cost $193,271)			186,016
Commercial Mortgage-Backed Securities — 0.3%
BANK,
Series 2017-BNK08, Class B
3.925%(cc)	11/15/50	15	14,856
Barclays Commercial Mortgage Securities Trust,
Series 2019-BWAY, Class D, 144A, 1 Month LIBOR + 2.160% (Cap N/A, Floor 2.160%)
2.557%(c)	11/15/34	10	9,731
Series 2020-BID, Class A, 144A, 1 Month LIBOR + 2.140% (Cap N/A, Floor 2.140%)
2.537%(c)	10/15/37	20	19,982
CD Mortgage Trust,
Series 2016-CD2, Class A4
3.526%(cc)	11/10/49	10	10,041
Citigroup Commercial Mortgage Trust,
Series 2015-GC33, Class A4
3.778%	09/10/58	10	10,126
Commercial Mortgage Trust,
Series 2014-CR18, Class A5
3.828%	07/15/47	25	25,261
Series 2014-UBS02, Class A5
3.961%	03/10/47	25	25,286
Series 2015-CR23, Class A3
3.230%	05/10/48	25	24,822
Series 2015-CR23, Class AM
3.801%	05/10/48	25	25,039
Series 2015-CR24, Class A5
3.696%	08/10/48	10	10,075
Series 2015-CR27, Class A3
3.349%	10/10/48	25	24,418
Series 2015-LC21, Class A4
3.708%	07/10/48	10	10,089
FHLMC Multifamily Structured Pass-Through Certificates,
Series K068, Class A1
2.952%	02/25/27	7	7,628
Great Wolf Trust,
Series 2019-WOLF, Class A, 144A, 1 Month LIBOR + 1.034% (Cap N/A, Floor 1.034%)
1.431%(c)	12/15/36	10	9,868
Series 2019-WOLF, Class C, 144A, 1 Month LIBOR + 1.633% (Cap N/A, Floor 1.633%)
2.030%(c)	12/15/36	10	9,817
GS Mortgage Securities Trust,
Series 2015-GC32, Class A4
3.764%	07/10/48	10	10,118
Series 2018-GS09, Class A4
3.992%(cc)	03/10/51	10	10,277
JPMBB Commercial Mortgage Securities Trust,
Series 2015-C30, Class A5
3.822%	07/15/48	10	10,104

A16

AST T. ROWE PRICE DIVERSIFIED REAL GROWTH PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Commercial Mortgage-Backed Securities (continued)
MHC Trust,
Series 2021-MHC02, Class D, 144A, 1 Month LIBOR + 1.500% (Cap N/A, Floor 1.500%)
1.897%(c)	05/15/23	15	$14,501
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2014-C17, Class B
4.464%(cc)	08/15/47	10	10,024
Series 2015-C24, Class AS
4.036%(cc)	05/15/48	10	10,033
Series 2015-C27, Class AS
4.068%	12/15/47	15	15,170
Morgan Stanley Capital I Trust,
Series 2018-H04, Class A4
4.310%	12/15/51	10	10,433
Series 2019-MEAD, Class D, 144A
3.177%(cc)	11/10/36	10	9,355
NYO Commercial Mortgage Trust,
Series 2021-1290, Class C, 144A, 1 Month LIBOR + 1.995% (Cap N/A, Floor 1.995%)
2.392%(c)	11/15/38	20	19,527
SFO Commercial Mortgage Trust,
Series 2021-555, Class B, 144A, 1 Month LIBOR + 1.500% (Cap N/A, Floor 1.500%)
1.897%(c)	05/15/38	10	9,750
Wells Fargo Commercial Mortgage Trust,
Series 2015-C30, Class A4
3.664%	09/15/58	10	10,073
Series 2015-NXS02, Class A5
3.767%(cc)	07/15/58	10	10,095
WFRBS Commercial Mortgage Trust,
Series 2014-C20, Class AS
4.176%	05/15/47	10	10,042

Total Commercial Mortgage-Backed Securities (cost $403,565)			396,541
Corporate Bonds — 2.1%
Advertising — 0.0%
Omnicom Group, Inc./Omnicom Capital, Inc.,
Sr. Unsec’d. Notes
3.600%	04/15/26	10	10,135
3.650%	11/01/24	5	5,060
			15,195
Aerospace & Defense — 0.0%
L3Harris Technologies, Inc.,
Sr. Unsec’d. Notes
4.854%	04/27/35	10	10,888
Airlines — 0.0%
American Airlines 2014-1 Class A Pass-Through Trust,
Pass-Through Certificates
3.700%	04/01/28	3	3,018
American Airlines 2019-1 Class AA Pass-Through Trust,
Pass-Through Certificates
3.150%	08/15/33	22	20,938
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Airlines (cont’d.)
United Airlines 2018-1 Class A Pass-Through Trust,
Pass-Through Certificates
3.700%	09/01/31	25	$23,048
			47,004
Auto Manufacturers — 0.1%
BMW US Capital LLC (Germany),
Gtd. Notes, 144A
2.950%	04/14/22	25	25,018
General Motors Co.,
Sr. Unsec’d. Notes
4.000%	04/01/25	5	5,054
PACCAR Financial Corp.,
Sr. Unsec’d. Notes, MTN
0.900%	11/08/24	20	19,104
2.650%	05/10/22	25	25,044
			74,220
Banks — 0.4%
Bank of America Corp.,
Sr. Unsec’d. Notes
0.976%(ff)	04/22/25	25	23,954
2.592%(ff)	04/29/31	50	46,188
Sr. Unsec’d. Notes, MTN
4.244%(ff)	04/24/38	20	20,888
Bank of Montreal (Canada),
Sr. Unsec’d. Notes, MTN
2.650%	03/08/27	35	33,856
Citigroup, Inc.,
Sr. Unsec’d. Notes
3.887%(ff)	01/10/28	35	35,379
Sub. Notes
4.450%	09/29/27	10	10,309
4.600%	03/09/26	10	10,379
Fifth Third Bancorp,
Sr. Unsec’d. Notes
1.625%	05/05/23	15	14,858
Sub. Notes
4.300%	01/16/24	10	10,228
Goldman Sachs Group, Inc. (The),
Sr. Unsec’d. Notes
2.650%(ff)	10/21/32	35	31,790
3.500%	01/23/25	15	15,150
3.850%	01/26/27	10	10,117
Sub. Notes
5.150%	05/22/45	5	5,611
JPMorgan Chase & Co.,
Sr. Unsec’d. Notes
3.882%(ff)	07/24/38	20	20,321
Sub. Notes
2.956%(ff)	05/13/31	15	14,063
3.375%	05/01/23	50	50,573
KeyCorp,
Sr. Unsec’d. Notes, MTN
2.250%	04/06/27	25	23,766

A17

AST T. ROWE PRICE DIVERSIFIED REAL GROWTH PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Banks (cont’d.)
M&T Bank Corp.,
Sr. Unsec’d. Notes
3.550%	07/26/23	25	$25,269
Morgan Stanley,
Sr. Unsec’d. Notes, GMTN
3.125%	01/23/23	15	15,135
Sr. Unsec’d. Notes, MTN
2.188%(ff)	04/28/26	25	24,185
3.971%(ff)	07/22/38	15	15,113
4.300%	01/27/45	5	5,259
Toronto-Dominion Bank (The) (Canada),
Sr. Unsec’d. Notes, MTN
1.150%	06/12/25	35	32,985
Truist Financial Corp.,
Sr. Unsec’d. Notes, MTN
1.950%	06/05/30	10	9,025
Wells Fargo & Co.,
Sr. Unsec’d. Notes
2.188%(ff)	04/30/26	50	48,274
			552,675
Beverages — 0.0%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc. (Belgium),
Gtd. Notes
4.900%	02/01/46	10	11,111
Anheuser-Busch InBev Worldwide, Inc. (Belgium),
Gtd. Notes
3.500%	06/01/30	25	25,384
PepsiCo, Inc.,
Sr. Unsec’d. Notes
3.100%	07/17/22	5	5,013
			41,508
Biotechnology — 0.0%
Biogen, Inc.,
Sr. Unsec’d. Notes
2.250%	05/01/30	40	35,843
3.625%	09/15/22	5	5,042
Gilead Sciences, Inc.,
Sr. Unsec’d. Notes
3.250%	09/01/22	5	5,022
			45,907
Building Materials — 0.0%
Boral Finance Pty Ltd. (Australia),
Gtd. Notes, 144A
3.000%	11/01/22	2	2,000
Chemicals — 0.0%
Air Products & Chemicals, Inc.,
Sr. Unsec’d. Notes
1.500%	10/15/25	5	4,764
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Chemicals (cont’d.)
Ecolab, Inc.,
Sr. Unsec’d. Notes
3.250%	12/01/27	5	$5,080
			9,844
Commercial Services — 0.0%
George Washington University (The),
Unsec’d. Notes, Series 2014
4.300%	09/15/44	5	5,454
Northwestern University,
Unsec’d. Notes, Series 2020
2.640%	12/01/50	20	16,540
PayPal Holdings, Inc.,
Sr. Unsec’d. Notes
2.400%	10/01/24	30	29,886
RELX Capital, Inc. (United Kingdom),
Gtd. Notes
3.000%	05/22/30	10	9,537
3.500%	03/16/23	5	5,043
Transurban Finance Co. Pty Ltd. (Australia),
Sr. Sec’d. Notes, 144A
4.125%	02/02/26	5	5,146
			71,606
Computers — 0.0%
Apple, Inc.,
Sr. Unsec’d. Notes
1.650%	05/11/30	15	13,598
3.200%	05/13/25	25	25,378
			38,976
Diversified Financial Services — 0.1%
Air Lease Corp.,
Sr. Unsec’d. Notes
2.200%	01/15/27	15	13,878
3.625%	04/01/27	5	4,904
Avolon Holdings Funding Ltd. (Ireland),
Gtd. Notes, 144A
3.950%	07/01/24	5	4,977
5.250%	05/15/24	20	20,432
Capital One Financial Corp.,
Sr. Unsec’d. Notes
3.200%	01/30/23	25	25,212
3.650%	05/11/27	20	20,055
Discover Financial Services,
Sr. Unsec’d. Notes
3.750%	03/04/25	5	5,053
Intercontinental Exchange, Inc.,
Sr. Unsec’d. Notes
3.450%	09/21/23	25	25,310
Visa, Inc.,
Sr. Unsec’d. Notes
2.150%	09/15/22	15	15,054

A18

AST T. ROWE PRICE DIVERSIFIED REAL GROWTH PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Diversified Financial Services (cont’d.)
Western Union Co. (The),
Sr. Unsec’d. Notes
2.850%	01/10/25	5	$4,941
			139,816
Electric — 0.1%
Appalachian Power Co.,
Sr. Unsec’d. Notes
4.450%	06/01/45	10	10,185
Berkshire Hathaway Energy Co.,
Sr. Unsec’d. Notes
3.800%	07/15/48	15	14,787
Eversource Energy,
Sr. Unsec’d. Notes, Series M
3.300%	01/15/28	5	4,922
Sr. Unsec’d. Notes, Series N
3.800%	12/01/23	10	10,143
Exelon Corp.,
Sr. Unsec’d. Notes
3.400%	04/15/26	25	25,118
FirstEnergy Corp.,
Sr. Unsec’d. Notes, Series C
7.375%	11/15/31	10	12,350
FirstEnergy Transmission LLC,
Sr. Unsec’d. Notes, 144A
4.350%	01/15/25	10	10,053
ITC Holdings Corp.,
Sr. Unsec’d. Notes
2.700%	11/15/22	15	15,047
Kentucky Utilities Co.,
First Mortgage
4.375%	10/01/45	10	10,409
NextEra Energy Capital Holdings, Inc.,
Gtd. Notes
2.440%	01/15/32	25	22,866
Pacific Gas & Electric Co.,
First Mortgage
2.100%	08/01/27	10	8,991
Sempra Energy,
Sr. Unsec’d. Notes
3.300%	04/01/25	20	20,009
Vistra Operations Co. LLC,
Sr. Sec’d. Notes, 144A
3.550%	07/15/24	10	9,911
			174,791
Electronics — 0.0%
Agilent Technologies, Inc.,
Sr. Unsec’d. Notes
3.875%	07/15/23	10	10,149
Keysight Technologies, Inc.,
Sr. Unsec’d. Notes
4.550%	10/30/24	15	15,436
			25,585
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Entertainment — 0.0%
Magallanes, Inc.,
Gtd. Notes, 144A
5.050%	03/15/42	35	$35,707
Environmental Control — 0.0%
Republic Services, Inc.,
Sr. Unsec’d. Notes
2.500%	08/15/24	15	14,848
3.375%	11/15/27	5	5,025
Waste Connections, Inc.,
Sr. Unsec’d. Notes
3.200%	06/01/32	20	19,493
			39,366
Gas — 0.0%
NiSource, Inc.,
Sr. Unsec’d. Notes
3.490%	05/15/27	10	9,976
3.950%	03/30/48	15	14,331
			24,307
Healthcare-Products — 0.0%
Abbott Laboratories,
Sr. Unsec’d. Notes
1.150%	01/30/28	20	18,234
Baxter International, Inc.,
Sr. Unsec’d. Notes, 144A
1.915%	02/01/27	25	23,379
			41,613
Healthcare-Services — 0.1%
AHS Hospital Corp.,
Unsec’d. Notes
5.024%	07/01/45	5	5,931
Anthem, Inc.,
Sr. Unsec’d. Notes
4.650%	01/15/43	15	16,509
Banner Health,
Unsec’d. Notes
1.897%	01/01/31	5	4,435
Centra Health, Inc.,
Unsec’d. Notes
4.700%	01/01/48	25	27,116
CommonSpirit Health,
Sec’d. Notes
2.950%	11/01/22	10	10,060
Sr. Sec’d. Notes
2.760%	10/01/24	15	14,876
2.782%	10/01/30	5	4,618
Hackensack Meridian Health, Inc.,
Sr. Sec’d. Notes
4.211%	07/01/48	20	21,514
HCA, Inc.,
Sr. Sec’d. Notes
4.125%	06/15/29	20	20,368
Sr. Sec’d. Notes, 144A
4.375%	03/15/42	10	9,885

A19

AST T. ROWE PRICE DIVERSIFIED REAL GROWTH PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Healthcare-Services (cont’d.)
Humana, Inc.,
Sr. Unsec’d. Notes
3.700%	03/23/29	15	$15,047
Indiana University Health, Inc. Obligated Group,
Sec’d. Notes
3.970%	11/01/48	15	15,621
MedStar Health, Inc.,
Sec’d. Notes, Series 20A
3.626%	08/15/49	20	18,751
Trinity Health Corp.,
Sec’d. Notes
4.125%	12/01/45	5	5,182
UnitedHealth Group, Inc.,
Sr. Unsec’d. Notes
2.000%	05/15/30	10	9,232
3.750%	07/15/25	5	5,142
			204,287
Insurance — 0.2%
American International Group, Inc.,
Sr. Unsec’d. Notes
3.400%	06/30/30	30	29,960
Aon Corp.,
Gtd. Notes
2.200%	11/15/22	15	15,038
Aon PLC,
Gtd. Notes
3.875%	12/15/25	5	5,108
Berkshire Hathaway Finance Corp.,
Gtd. Notes
3.850%	03/15/52	50	51,115
Berkshire Hathaway, Inc.,
Sr. Unsec’d. Notes
2.750%	03/15/23	15	15,105
Corebridge Financial, Inc.,
Sr. Unsec’d. Notes, 144A
4.400%	04/05/52	35	34,994
Jackson Financial, Inc.,
Sr. Unsec’d. Notes, 144A
1.125%	11/22/23	20	19,405
Marsh & McLennan Cos., Inc.,
Sr. Unsec’d. Notes
2.250%	11/15/30	10	9,142
3.300%	03/14/23	5	5,049
3.500%	06/03/24	10	10,150
4.350%	01/30/47	5	5,322
New York Life Global Funding,
Sec’d. Notes, 144A
1.100%	05/05/23	5	4,938
Principal Financial Group, Inc.,
Gtd. Notes
2.125%	06/15/30	20	18,152
3.400%	05/15/25	10	10,036
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Insurance (cont’d.)
Teachers Insurance & Annuity Association of America,
Sub. Notes, 144A
4.270%	05/15/47	20	$21,136
			254,650
Internet — 0.0%
Amazon.com, Inc.,
Sr. Unsec’d. Notes
2.800%	08/22/24	5	5,041
3.875%	08/22/37	10	10,539
Booking Holdings, Inc.,
Sr. Unsec’d. Notes
3.650%	03/15/25	5	5,082
			20,662
Iron/Steel — 0.0%
Nucor Corp.,
Sr. Unsec’d. Notes
2.700%	06/01/30	10	9,485
3.950%	05/01/28	15	15,395
			24,880
Machinery-Diversified — 0.0%
John Deere Capital Corp.,
Sr. Unsec’d. Notes, MTN
2.125%	03/07/25	25	24,592
Media — 0.1%
Charter Communications Operating LLC/Charter Communications Operating Capital,
Sr. Sec’d. Notes
4.908%	07/23/25	10	10,355
Comcast Corp.,
Gtd. Notes
3.950%	10/15/25	50	51,638
Thomson Reuters Corp. (Canada),
Sr. Unsec’d. Notes
3.350%	05/15/26	5	5,026
Walt Disney Co. (The),
Gtd. Notes
3.800%	03/22/30	50	52,073
			119,092
Oil & Gas — 0.1%
BP Capital Markets America, Inc.,
Gtd. Notes
3.410%	02/11/26	25	25,297
Canadian Natural Resources Ltd. (Canada),
Sr. Unsec’d. Notes
2.950%	07/15/30	20	18,907
Chevron Corp.,
Sr. Unsec’d. Notes
1.995%	05/11/27	10	9,606
Shell International Finance BV (Netherlands),
Gtd. Notes
3.250%	05/11/25	10	10,101

A20

AST T. ROWE PRICE DIVERSIFIED REAL GROWTH PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Oil & Gas (cont’d.)
Suncor Energy, Inc. (Canada),
Sr. Unsec’d. Notes
3.100%	05/15/25	10	$9,957
TotalEnergies Capital International SA (France),
Gtd. Notes
2.434%	01/10/25	30	29,659
Woodside Finance Ltd. (Australia),
Gtd. Notes, 144A
3.700%	03/15/28	10	9,833
4.500%	03/04/29	20	20,628
			133,988
Packaging & Containers — 0.0%
Packaging Corp. of America,
Sr. Unsec’d. Notes
3.650%	09/15/24	5	5,061
Pharmaceuticals — 0.2%
AbbVie, Inc.,
Sr. Unsec’d. Notes
2.950%	11/21/26	10	9,920
3.600%	05/14/25	10	10,150
4.500%	05/14/35	10	10,753
4.700%	05/14/45	15	16,345
AstraZeneca PLC (United Kingdom),
Sr. Unsec’d. Notes
4.000%	09/18/42	25	26,435
Becton, Dickinson & Co.,
Sr. Unsec’d. Notes
2.823%	05/20/30	20	19,023
3.700%	06/06/27	17	17,254
Bristol-Myers Squibb Co.,
Sr. Unsec’d. Notes
2.900%	07/26/24	13	13,095
3.550%	08/15/22	10	10,081
Cardinal Health, Inc.,
Sr. Unsec’d. Notes
3.410%	06/15/27	15	15,069
3.750%	09/15/25	5	5,068
Cigna Corp.,
Gtd. Notes
3.750%	07/15/23	9	9,134
CVS Health Corp.,
Sr. Unsec’d. Notes
3.250%	08/15/29	50	49,453
3.500%	07/20/22	5	5,017
Zoetis, Inc.,
Sr. Unsec’d. Notes
2.000%	05/15/30	35	31,441
			248,238
Pipelines — 0.1%
Boardwalk Pipelines LP,
Gtd. Notes
4.950%	12/15/24	5	5,167
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Pipelines (cont’d.)
Cameron LNG LLC,
Sr. Sec’d. Notes, 144A
2.902%	07/15/31	10	$9,533
3.701%	01/15/39	5	4,830
Energy Transfer LP,
Sr. Unsec’d. Notes
5.250%	04/15/29	10	10,717
6.500%	02/01/42	25	28,757
Florida Gas Transmission Co. LLC,
Sr. Unsec’d. Notes, 144A
4.350%	07/15/25	5	5,158
Plains All American Pipeline LP/PAA Finance Corp.,
Sr. Unsec’d. Notes
3.600%	11/01/24	5	5,011
Sabine Pass Liquefaction LLC,
Sr. Sec’d. Notes
4.200%	03/15/28	10	10,289
4.500%	05/15/30	5	5,240
Spectra Energy Partners LP,
Gtd. Notes
3.375%	10/15/26	15	14,977
			99,679
Real Estate Investment Trusts (REITs) — 0.2%
American Campus Communities Operating Partnership LP,
Gtd. Notes
3.625%	11/15/27	35	34,764
American Tower Corp.,
Sr. Unsec’d. Notes
1.450%	09/15/26	30	27,444
Brixmor Operating Partnership LP,
Sr. Unsec’d. Notes
3.850%	02/01/25	5	5,052
3.900%	03/15/27	5	5,032
4.050%	07/01/30	5	5,016
Crown Castle International Corp.,
Sr. Unsec’d. Notes
2.900%	03/15/27	10	9,668
3.700%	06/15/26	10	10,064
4.750%	05/15/47	5	5,235
Essex Portfolio LP,
Gtd. Notes
2.650%	03/15/32	15	13,715
3.000%	01/15/30	5	4,812
Healthcare Realty Trust, Inc.,
Sr. Unsec’d. Notes
3.625%	01/15/28	10	9,918
Healthpeak Properties, Inc.,
Sr. Unsec’d. Notes
2.125%	12/01/28	5	4,612
2.875%	01/15/31	5	4,740
Kilroy Realty LP,
Gtd. Notes
3.450%	12/15/24	5	5,015
4.250%	08/15/29	5	5,134
4.375%	10/01/25	5	5,127

A21

AST T. ROWE PRICE DIVERSIFIED REAL GROWTH PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Real Estate Investment Trusts (REITs) (cont’d.)
Life Storage LP,
Gtd. Notes
4.000%	06/15/29	15	$15,178
Prologis LP,
Sr. Unsec’d. Notes
2.125%	04/15/27	5	4,741
Public Storage,
Sr. Unsec’d. Notes
1.950%	11/09/28	10	9,236
Realty Income Corp.,
Sr. Unsec’d. Notes
4.625%	11/01/25	20	20,919
Simon Property Group LP,
Sr. Unsec’d. Notes
2.650%	02/01/32	30	27,742
3.375%	10/01/24	5	5,056
WP Carey, Inc.,
Sr. Unsec’d. Notes
3.850%	07/15/29	20	20,230
			258,450
Retail — 0.1%
AutoZone, Inc.,
Sr. Unsec’d. Notes
3.125%	04/21/26	5	4,968
3.750%	06/01/27	15	15,379
Home Depot, Inc. (The),
Sr. Unsec’d. Notes
2.500%	04/15/27	50	49,091
O’Reilly Automotive, Inc.,
Sr. Unsec’d. Notes
3.600%	09/01/27	20	20,250
QVC, Inc.,
Sr. Sec’d. Notes
4.850%	04/01/24	5	5,117
TJX Cos., Inc. (The),
Sr. Unsec’d. Notes
1.600%	05/15/31	5	4,372
			99,177
Semiconductors — 0.1%
NXP BV/NXP Funding LLC/NXP USA, Inc. (China),
Gtd. Notes, 144A
2.650%	02/15/32	25	22,551
3.150%	05/01/27	5	4,847
QUALCOMM, Inc.,
Sr. Unsec’d. Notes
2.150%	05/20/30	25	23,261
3.250%	05/20/27	12	12,172
Texas Instruments, Inc.,
Sr. Unsec’d. Notes
1.750%	05/04/30	15	13,691
			76,522
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Software — 0.1%
Fiserv, Inc.,
Sr. Unsec’d. Notes
3.200%	07/01/26	10	$9,972
Microsoft Corp.,
Sr. Unsec’d. Notes
2.921%	03/17/52	60	56,060
Oracle Corp.,
Sr. Unsec’d. Notes
2.400%	09/15/23	25	24,901
Roper Technologies, Inc.,
Sr. Unsec’d. Notes
2.950%	09/15/29	5	4,822
3.800%	12/15/26	15	15,367
			111,122
Telecommunications — 0.1%
AT&T, Inc.,
Sr. Unsec’d. Notes
2.250%	02/01/32	50	44,313
Rogers Communications, Inc. (Canada),
Gtd. Notes, 144A
4.500%	03/15/42	60	60,936
Verizon Communications, Inc.,
Sr. Unsec’d. Notes
2.625%	08/15/26	45	44,043
2.650%	11/20/40	20	17,008
			166,300
Toys/Games/Hobbies — 0.0%
Hasbro, Inc.,
Sr. Unsec’d. Notes
3.000%	11/19/24	15	14,933
Transportation — 0.0%
Burlington Northern Santa Fe LLC,
Sr. Unsec’d. Notes
3.050%	09/01/22	10	10,025
4.150%	04/01/45	10	10,598
Canadian Pacific Railway Co. (Canada),
Gtd. Notes
1.750%	12/02/26	10	9,439
Kansas City Southern,
Gtd. Notes
2.875%	11/15/29	5	4,806
3.500%	05/01/50	20	18,634
			53,502
Trucking & Leasing — 0.0%
GATX Corp.,
Sr. Unsec’d. Notes
3.500%	03/15/28	15	14,893

Total Corporate Bonds (cost $3,388,317)			3,321,036

A22

AST T. ROWE PRICE DIVERSIFIED REAL GROWTH PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Municipal Bonds — 0.2%
California — 0.0%
Bay Area Toll Authority,
Taxable, Revenue Bonds, Series S
3.176%	04/01/41	25	$22,970
State of California,
General Obligation Unlimited, Taxable, BABs
7.625%	03/01/40	5	7,343
University of California,
Taxable, Revenue Bonds, Series J
4.131%	05/15/45	5	5,102
			35,415
Florida — 0.1%
County of Miami-Dade Transit System,
Revenue Bonds, BABs, Series B
5.624%	07/01/40	10	12,589
County of Miami-Dade Water & Sewer System Revenue,
Taxable, Revenue Bonds, Series C
3.490%	10/01/42	5	5,012
Florida Development Finance Corp.,
Taxable, Revenue Bonds, Series B
4.109%	04/01/50	40	37,219
			54,820
Georgia — 0.0%
Municipal Electric Authority of Georgia,
Taxable, Revenue Bonds, BABs
6.655%	04/01/57	14	19,074
Michigan — 0.0%
Great Lakes Water Authority Water Supply System Revenue,
Taxable, Revenue Bonds, Series C
3.473%	07/01/41	30	29,201
New York — 0.0%
New York State Urban Development Corp.,
Taxable, Revenue Bonds, Series B
2.590%	03/15/35	30	27,076
South Carolina — 0.0%
South Carolina Public Service Authority,
Taxable, Revenue Bonds, Series D
2.388%	12/01/23	5	4,972
Texas — 0.1%
Central Texas Regional Mobility Authority,
Taxable, Revenue Bonds, Series E
3.167%	01/01/41	15	13,563
Dallas Fort Worth International Airport,
Taxable, Revenue Bonds
2.843%	11/01/46	15	13,169
Texas A&M University,
Taxable, Revenue Bonds, Series B
3.330%	05/15/39	25	25,395
			52,127
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Municipal Bonds (continued)
Wisconsin — 0.0%
State of Wisconsin,
Taxable, Revenue Bonds, Series A
3.954%	05/01/36	15	$15,438

Total Municipal Bonds (cost $245,638)			238,123
Residential Mortgage-Backed Securities — 0.1%
Angel Oak Mortgage Trust,
Series 2021-01, Class A1, 144A
0.909%(cc)	01/25/66	22	21,412
Connecticut Avenue Securities Trust,
Series 2022-R01, Class 1M1, 144A, 30 Day Average SOFR + 1.000% (Cap N/A, Floor 0.000%)
1.099%(c)	12/25/41	9	8,781
Fannie Mae Connecticut Avenue Securities,
Series 2017-C04, Class 2ED2, 1 Month LIBOR + 1.100% (Cap N/A, Floor 0.000%)
1.557%(c)	11/25/29	14	13,893
Series 2017-C05, Class 1ED3, 1 Month LIBOR + 1.200% (Cap N/A, Floor 1.200%)
1.657%(c)	01/25/30	6	5,623
Series 2017-C06, Class 2ED1, 1 Month LIBOR + 1.000% (Cap N/A, Floor 1.000%)
1.457%(c)	02/25/30	6	5,867
Series 2018-C01, Class 1ED2, 1 Month LIBOR + 0.850% (Cap N/A, Floor 0.850%)
1.307%(c)	07/25/30	6	6,505
Series 2018-C03, Class 1EB2, 1 Month LIBOR + 0.850% (Cap N/A, Floor 0.850%)
1.307%(c)	10/25/30	15	14,893
Series 2018-C03, Class 1ED2, 1 Month LIBOR + 0.850% (Cap N/A, Floor 0.850%)
1.307%(c)	10/25/30	8	7,729
Series 2021-R02, Class 2M1, 144A, 30 Day Average SOFR + 0.900% (Cap N/A, Floor 0.000%)
0.999%(c)	11/25/41	16	15,644
FHLMC Structured Agency Credit Risk Debt Notes,
Series 2021-DNA02, Class M1, 144A, 30 Day Average SOFR + 0.800% (Cap N/A, Floor 0.000%)
0.899%(c)	08/25/33	4	3,970
Series 2021-DNA07, Class M1, 144A, 30 Day Average SOFR + 0.850% (Cap N/A, Floor 0.000%)
0.949%(c)	11/25/41	15	14,711
FHLMC Structured Agency Credit Risk REMIC Trust,
Series 2021-DNA03, Class M2, 144A, 30 Day Average SOFR + 2.100% (Cap N/A, Floor 0.000%)
2.199%(c)	10/25/33	10	9,770
Series 2021-HQA01, Class M1, 144A, 30 Day Average SOFR + 0.700% (Cap N/A, Floor 0.000%)
0.799%(c)	08/25/33	7	6,924
Series 2022-HQA01, Class M1A, 144A, 30 Day Average SOFR + 2.100% (Cap N/A, Floor 0.000%)
2.150%(c)	03/25/42	20	20,024

A23

AST T. ROWE PRICE DIVERSIFIED REAL GROWTH PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Residential Mortgage-Backed Securities (continued)
JPMorgan Mortgage Trust,
Series 2020-INV02, Class A3, 144A
3.000%(cc)	10/25/50	8	$8,469

Total Residential Mortgage-Backed Securities (cost $166,449)			164,215
Sovereign Bonds — 0.1%
Province of Alberta (Canada),
Sr. Unsec’d. Notes
2.200%	07/26/22	20	20,074
3.300%	03/15/28	20	20,539
Province of British Columbia (Canada),
Sr. Unsec’d. Notes
2.000%	10/23/22	10	10,036
Province of Manitoba (Canada),
Sr. Unsec’d. Notes, Series GX
2.600%	04/16/24	22	22,053
Province of New Brunswick (Canada),
Sr. Unsec’d. Notes
3.625%	02/24/28	20	20,902
Province of Quebec (Canada),
Sr. Unsec’d. Notes, Series QO
2.875%	10/16/24	10	10,077
Republic of Poland Government International Bond (Poland),
Sr. Unsec’d. Notes
3.250%	04/06/26	5	5,091

Total Sovereign Bonds (cost $107,015)			108,772
U.S. Treasury Obligations — 11.5%
U.S. Treasury Bonds
1.125%	05/15/40	145	114,210
1.250%	05/15/50	35	26,124
1.750%	08/15/41	560	485,013
1.875%	02/15/51	180	157,163
2.000%	02/15/50(k)	385	346,380
2.000%	08/15/51	315	283,943
2.250%	02/15/52	260	249,356
2.500%	02/15/45	128	124,680
2.750%	11/15/42	10	10,150
2.750%	08/15/47(k)	355	367,758
2.875%	08/15/45	80	83,375
3.000%	11/15/44	45	47,665
3.000%	11/15/45	50	53,320
3.000%	02/15/47	85	91,481
3.000%	05/15/47	15	16,174
3.000%	02/15/48	20	21,759
3.125%	11/15/41	33	35,568
3.125%	08/15/44	122	131,741
3.375%	05/15/44	5	5,609
3.625%	08/15/43	50	57,969
3.875%	08/15/40	10	11,938
4.500%	05/15/38	10	12,825
4.625%	02/15/40	130	170,280
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Treasury Obligations(continued)
U.S. Treasury Inflation Indexed Bonds, TIPS
0.125%	07/15/24	144	$151,267
0.125%	10/15/24	858	895,901
0.125%	04/15/25	230	239,480
0.125%	10/15/25	870	909,895
0.125%	04/15/26	341	355,387
0.125%	07/15/26	763	799,183
0.125%	10/15/26	1,112	1,165,938
0.125%	01/15/30	261	275,251
0.125%	07/15/30	251	266,397
0.125%	07/15/31	185	196,692
0.125%	01/15/32	674	716,940
0.125%	02/15/51	40	40,951
0.125%	02/15/52	46	47,471
0.250%	01/15/25	427	447,412
0.250%	07/15/29	161	171,080
0.250%	02/15/50	61	64,334
0.375%	07/15/23	855	896,461
0.375%	07/15/25	494	521,646
0.375%	01/15/27	249	263,185
0.375%	07/15/27	101	107,341
0.500%	04/15/24	746	782,185
0.500%	01/15/28	123	131,216
0.625%	04/15/23	555	578,289
0.625%	01/15/24	502	527,547
0.625%	01/15/26	1,150	1,223,200
0.750%	02/15/42	135	153,975
0.750%	02/15/45	5	5,469
0.875%	01/15/29	11	12,256
0.875%	02/15/47	80	95,713
1.000%	02/15/46	133	161,359
1.000%	02/15/48	7	8,475
1.000%	02/15/49	3	4,187
1.375%	02/15/44	103	131,317
2.000%	01/15/26	99	110,780
U.S. Treasury Notes
0.125%	11/30/22	310	307,530
0.125%	01/31/23	275	271,745
0.125%	05/31/23	30	29,385
0.125%	08/31/23	440	428,003
0.375%	11/30/25	90	83,201
0.750%	08/31/26	700	648,867
0.750%	01/31/28	60	54,417
1.125%	02/15/31	70	63,219
1.250%	08/15/31	395	359,141
1.875%	02/28/27	180	175,205
1.875%	02/15/32	75	72,035
2.250%	11/15/24	5	4,968

Total U.S. Treasury Obligations (cost $18,211,398)			17,860,377

Total Long-Term Investments (cost $137,309,414)			150,792,745

A24

AST T. ROWE PRICE DIVERSIFIED REAL GROWTH PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
	Shares	Value
Short-Term Investments — 3.7%
Affiliated Mutual Funds
PGIM Core Ultra Short Bond Fund(wa)	5,007,746	$5,007,746
PGIM Institutional Money Market Fund (cost $756,127; includes $755,979 of cash collateral for securities on loan)(b)(wa)	756,872	756,191

Total Short-Term Investments (cost $5,763,873)		5,763,937

TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN—101.0% (cost $143,073,287)		156,556,682

Options Written*~ — (0.3)%
(premiums received $368,557)	(540,607)

TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN—100.7% (cost $142,704,730)	156,016,075

Liabilities in excess of other assets(z) — (0.7)%	(1,028,559)

Net Assets — 100.0%	$154,987,516

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:
AUD	Australian Dollar
CAD	Canadian Dollar
EUR	Euro
NZD	New Zealand Dollar

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
ADR	American Depositary Receipt
BABs	Build America Bonds
CDI	Chess Depository Interest
CDX	Credit Derivative Index
CVT	Convertible Security
EAFE	Europe, Australasia, Far East
FHLMC	Federal Home Loan Mortgage Corporation
GDR	Global Depositary Receipt
GMTN	Global Medium Term Note
LIBOR	London Interbank Offered Rate
LP	Limited Partnership
MSCI	Morgan Stanley Capital International
MTN	Medium Term Note
NYSE	New York Stock Exchange
OTC	Over-the-counter
PJSC	Public Joint-Stock Company
PRFC	Preference Shares
Q	Quarterly payment frequency for swaps
REITs	Real Estate Investment Trust
RTS	Russian Trading System
S&P	Standard & Poor’s
SDR	Sweden Depositary Receipt
SOFR	Secured Overnight Financing Rate
TIPS	Treasury Inflation-Protected Securities
UTS	Unit Trust Security
XAMS	Amsterdam Stock Exchange
XASX	Australian Stock Exchange
XETR	Frankfurt Stock Exchange
XHKG	Hong Kong Stock Exchange
XLON	London Stock Exchange
XNGS	NASDAQ Global Select Exchange
XTSE	Toronto Stock Exchange

*	Non-income producing security.
**	Investments are affiliated with the Subadvisor.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
~	See tables subsequent to the Schedule of Investments for options detail.
^	Indicates a Level 3 instrument. The aggregate value of Level 3 instruments is $5,602 and 0.0% of net assets.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $724,993; cash collateral of $755,979 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Portfolio may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at March 31, 2022.
(cc)	Variable rate instrument. The rate shown is based on the latest available information as of March 31, 2022. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(r)	Principal or notional amount is less than $500 par.
(wa)	PGIM Investments LLC, the manager of the Portfolio, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund, if applicable.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:
A25

AST T. ROWE PRICE DIVERSIFIED REAL GROWTH PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
Options Written:
Exchange Traded
Description	Call/ Put	Expiration Date	Strike	Contracts		Notional Amount (000)#	Value
S&P 500 Index	Call	04/14/22	$4,350.00		26		3	$(540,592)
(premiums received $368,333)

OTC Traded
Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts	Notional Amount (000)#		Value
Erste Group Bank AG	Call	Goldman Sachs International	06/17/22	48.00	2	EUR	—(r)	$(15)
(premiums received $224)
Total Options Written (premiums received $368,557)								$(540,607)
Futures contracts outstanding at March 31, 2022:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
4	10 Year U.S. Treasury Notes	Jun. 2022	$491,500	$2,687
37	S&P 500 E-Mini Index	Jun. 2022	8,381,888	223,892
				226,579
Short Positions:
1	2 Year U.S. Treasury Notes	Jun. 2022	211,922	858
3	5 Year U.S. Treasury Notes	Jun. 2022	344,062	(1,391)
4	10 Year U.S. Ultra Treasury Notes	Jun. 2022	541,875	(3,607)
8	Mini MSCI EAFE Index	Jun. 2022	857,760	(49,084)
				(53,224)
				$173,355
Forward foreign currency exchange contracts outstanding at March 31, 2022:
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Australian Dollar,
Expiring 04/22/22	Citibank, N.A.	AUD	33	$23,713	$24,701	$988	$—
Expiring 04/22/22	Citibank, N.A.	AUD	18	12,934	13,473	539	—
Canadian Dollar,
Expiring 04/22/22	Canadian Imperial Bank of Commerce	CAD	30	24,010	23,995	—	(15)
Expiring 04/22/22	Canadian Imperial Bank of Commerce	CAD	17	13,606	13,597	—	(9)
Expiring 04/22/22	Goldman Sachs International	CAD	30	23,633	23,995	362	—
Expiring 04/22/22	Goldman Sachs International	CAD	17	12,998	13,197	199	—
New Zealand Dollar,
Expiring 04/22/22	HSBC Bank PLC	NZD	35	23,373	24,249	876	—
Expiring 04/22/22	HSBC Bank PLC	NZD	35	23,760	24,249	489	—
Expiring 04/22/22	HSBC Bank PLC	NZD	20	13,022	13,510	488	—
Expiring 04/22/22	HSBC Bank PLC	NZD	20	13,577	13,857	280	—
				$184,626	$188,823	4,221	(24)

A26

AST T. ROWE PRICE DIVERSIFIED REAL GROWTH PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
Forward foreign currency exchange contracts outstanding at March 31, 2022 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Australian Dollar,
Expiring 04/22/22	UBS AG	AUD	33	$23,315	$24,700	$—	$(1,385)
Expiring 04/22/22	UBS AG	AUD	18	12,717	13,473	—	(756)
Canadian Dollar,
Expiring 04/22/22	Goldman Sachs International	CAD	30	23,726	23,995	—	(269)
Expiring 04/22/22	Goldman Sachs International	CAD	18	14,094	14,397	—	(303)
Expiring 04/22/22	Goldman Sachs International	CAD	17	13,445	13,597	—	(152)
Expiring 04/22/22	Goldman Sachs International	CAD	12	9,398	9,598	—	(200)
Expiring 04/22/22	Goldman Sachs International	CAD	10	7,830	7,998	—	(168)
Expiring 04/22/22	Goldman Sachs International	CAD	7	5,090	5,198	—	(108)
New Zealand Dollar,
Expiring 04/22/22	Bank of America, N.A.	NZD	15	9,818	10,393	—	(575)
Expiring 04/22/22	Bank of America, N.A.	NZD	8	5,236	5,543	—	(307)
Expiring 04/22/22	HSBC Bank PLC	NZD	35	23,339	24,249	—	(910)
Expiring 04/22/22	HSBC Bank PLC	NZD	20	13,336	13,857	—	(521)
Expiring 04/22/22	HSBC Bank PLC	NZD	20	13,178	13,857	—	(679)
Expiring 04/22/22	HSBC Bank PLC	NZD	12	7,578	7,968	—	(390)
				$182,100	$188,823	—	(6,723)
						$4,221	$(6,747)
Credit default swap agreements outstanding at March 31, 2022:
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at March 31, 2022(4)	Value at Trade Date	Value at March 31, 2022	Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swap Agreement on credit indices - Sell Protection(2):
CDX.NA.IG.38.V1	06/20/27	1.000%(Q)	500	0.669%	$7,285	$8,180	$895
The Portfolio entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.
(1)	If the Portfolio is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Portfolio is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Notional amount represents the maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements where the Portfolio is the seller of protection as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.
A27

AST T. ROWE PRICE DIVERSIFIED REAL GROWTH PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
Other information regarding the Portfolio is available in the Portfolio’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
A28